1933 Act File No. 33-40428
                                          1940 Act File No. 811-6309

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                  --

    Pre-Effective Amendment No.         ....................       _
                                --------                          --

    Post-Effective Amendment No.  12 .......................       X
                                 ----                             --

                                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

    Amendment No.  12 ......................................       X
                  ----                                            --

                                   RIGGS FUNDS
                        (formerly, RIMCO MONUMENT FUNDS)

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7910
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on June 30, 1998 pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


     This amendment to the Registration Statement of RIGGS FUNDS (formerly,RIMCO MONUMENT FUNDS), which is comprised of five portfolios known as (1a) Riggs Prime Money Market Fund - Class R Shares, (1b) Riggs Prime Money Market Fund - Class Y Shares, (2a) Riggs U.S. Treasury Money Market Fund - Class R Shares, (2b) Riggs U.S. Treasury Money Market Fund - Class Y Shares, (3a) Riggs U.S. Government Securities Fund - Class R Shares (formerly, RIMCO Monument Bond Fund), (4a) Riggs Stock Fund - Class R Shares, (4b) Riggs Stock Fund - Class B Shares, and
(5a) Riggs Small Company Stock Fund - Class R Shares (formerly, RIMCO Monument Small Capitalization Equity Fund), (5b) Riggs Small Company Stock Fund - Class B Shares, and is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                                 Prospectus Heading
                                                 (Rule 404(c) Cross Reference)

Item 1.   Cover Page............................ (1-5) Cover Page.
Item 2.   Synopsis.............................. (1-5) Synopsis; (1-5) Expenses
                                                  of the Funds.
Item 3.   Condensed Financial Information....... (1-5) Performance Information.
Item 4.   General Description of Registrant..... (1-5) Objective of Each Fund;
                                                 (1) Prime Money Market Fund;
                                                 (2) U.S. Treasury Money Market
          ---------------------------------
                                                 Fund; (3) U.S. Government
                                                 Securities Fund; (4) Stock
                                                 Fund; (5) Small Company Stock
                                                 Fund; (1-5) Portfolio
                                                 Investments and Strategies.
Item 5.   Management of the Fund................ (1-5) Riggs Funds Information;
                                                 (1-5) Management of Riggs
                                                 Funds; (1-5) Distribution of
          ----------------------
                                                 Shares of the Funds; (4b, 5b)
                                                 Distribution of Class B
                                                 Shares;(1-5) Distribution Plan
                                                 and Shareholder Services Plan;
                                                 (1-5) Administration of the
                                                 Funds.
Item 6.   Capital Stock and Other Securities.... (1-5) Dividends; (1-5) Capital
                                                 Gains; (1-5) Shareholder
                                                 Information; (1-5) Voting
                                                 Rights;
          ----------------------------------
                                                 (1-5) Effect of Banking Laws;
                                                 (1-5) Tax Information; (1-5)
                                                 Federal Income Tax.
Item 7.   Purchase of Securities Being
            Offered............................. (1-5) Net Asset Value; (1-5)
                                                 Investing in the Funds;
                                                 (4b, 5b) Investing in
                                                 Class B Shares
                                                 of the Funds;(1-5) Share
                                                 Purchases; (1-4a,5a) Through
                                                 Riggs-Affiliated
                                                 Broker/Dealers,
                                                 (1-4a,5a) Through Automatic
                                                 Investing Programs Offered
                                                 Through Riggs Bank; (1-4a,5a)
                                                 Through Riggs Bank; (1-4a,5a)
                                                 By Mail; (1-4a,5a) By Wire;
                                                 (1-5) Minimum Investment
                                                 Required; (1-5) What Shares
                                                 Cost; (1-5) Supplemental
                                                 Payments to Financial
                                                 Institutions;
                                                 (1-5) Certificates and
                                                 Confirmations; (1-5) Systematic
                                                 Investment Program; (1-5)
                                                 Retirement Plans; (1-5)
                                                 Exchanges; (1-5) Systematic
                                                 Exchange Program.
Item 8.   Redemption or Repurchase.............. (1-4a,5a) Redeeming Shares;
                                                 (4b,5b) Redeeming Class B
                                                 Shares; (1-5) By Telephone;
                                                 (1-5) By
          ------------------------
                                                 Mail; (1-2) Checkwriting; (1-5)
                                                 Systematic Withdrawal Program;
                                                 (1-5) Accounts with Low
                                                 Balances; (3-5) Contingent
                                                 Deffered Sales Charge; (3-5)
                                                 Eliminating the Contingent
                                                 Deffered Sales Charge.
Item 9.   Pending Legal Proceedings............. (1-5) None.

PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page............................ (1-5) Cover Page.
          ----------
Item 11.  Table of Contents..................... (1-5) Table of Contents.
          -----------------
Item 12.  General Information and History....... (1-5) General Information About
                                                 the Trust.
          -------------------------------
Item 13.  Investment Objectives and Policies.... (1-5) Investment Objective and
                                                  Policies of the Funds.
          ----------------------------------
Item 14.  Management of the Fund................ (1-5) Riggs Funds Management;
                                                 (1-5) Trustees Compensation.
          ----------------------
Item 15.  Control Persons and Principal
            Holders of Securities............... (1-5) Fund Ownership.
Item 16.  Investment Advisory and Other
            Services............................ (1-5) Investment Advisory
                                                 Services; (1-5) Administrative
                                                 Services; (1-5) Distribution
                                                 Plan and Shareholder Services
                                                 Plan.    (1-5) Custodian.
Item 17.  Brokerage Allocation.................. (1-5) Brokerage Transactions.
Item 18.  Capital Stock and Other Securities.... (1-5) Not applicable.
Item 19.  Purchase, Redemption and Pricing
            of Securities Being Offered......... (1-5) Purchasing Shares; (1-5)
                                                 Determining Net Asset Value;
                                                 (1-5) Redeeming Shares.
            ---------------------------
Item 20.  Tax Status............................ (1-5) Tax Status.
          ----------
Item 21.  Underwriters.......................... (1-5) Not applicable.
Item 22.  Calculation of Performance Data....... (3,4,5) Total Return; (1-5)
                                                 Yield; (1,2) Effective Yield;
                                                 (1-5) Performance Comparisons.
Item 23.  Financial Statements.................. (1-5) Incorporated into Part B by reference to Registrant's
                                                 Annual Report dated April 30,
                                                 1998.


Combined Prospectus

June 30, 1998



Class R Shares
Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund
Riggs U.S. Government Securities Fund
     (formerly RIMCO Monument Bond Fund)
Riggs Stock Fund
Riggs Small Company Stock Fund
     (formerly RIMCO Monument Small
     Capitalization Equity Fund)

Class Y Shares
Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund


Federated Securities Corp., Distributor


[LOGO of Riggs Funds]
(formerly RIMCO Monument Funds)

Riggs Funds
(Formerly, RIMCO Monument Funds)
Class R Shares
Class Y Shares
Combined Prospectus


Riggs Funds (the "Trust"), an open-end management investment company (a mutual fund), offers investors interests in five separate investment portfolios (the "Funds"), each having a distinct investment objective and policies. This prospectus relates only to the following classes of the Funds:


 .   Riggs U.S. Treasury Money Market Fund
    Class R Shares
    Class Y Shares

 .   Riggs Prime Money Market Fund
    Class R Shares
    Class Y Shares


 .   Riggs U.S. Government Securities Fund
    (formerly, RIMCO Monument Bond Fund)
    Class R Shares


 .   Riggs Stock Fund
    Class R Shares


 .   Riggs Small Company Stock Fund
    (formerly, RIMCO Monument Small Capitalization Equity Fund)
    Class R Shares


The investment adviser to the Funds is Riggs Investment Management Corp. ("RIMCO"), a subsidiary of Riggs Bank N.A. ("Riggs Bank"). Federated Securities Corp. is the distributor. This combined prospectus contains the information you should read and know before you invest in any of the Funds in the Trust. Keep this prospectus for future reference.

Additional information about the Trust is contained in the Trust's combined Statement of Additional Information dated June 30, 1998 which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling (301) 887-4280, or outside the Washington, D.C. metropolitan area by calling toll-free 1-800-934-3883.

The Shares offered by this prospectus are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Bank. Investment in these shares involves investment risks, including the possible loss of the principal amount invested.

The Prime Money Market Fund and U.S. Treasury Money Market Fund attempt to maintain a stable net asset value of $1.00 per share, but there is no assurance that these funds will be able to do so.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 30, 1998



TABLE OF CONTENTS
Summary of Fund Expenses                                  2
Financial Highlights                                      4
Synopsis                                                 10
Objective of Each Fund                                   10
U.S. Treasury Money Market Fund                          10
Prime Money Market Fund                                  11
U.S. Government Securities Fund                          12
Stock Fund                                               13
Small Company Stock Fund                                 14
Portfolio Investments and Strategies                     15
Borrowing Money                                          15
Diversification                                          15
Restricted and Illiquid Securities                       15
Repurchase Agreements                                    15
When Issued and Delayed Delivery Transactions            15
Lending of Portfolio Securities                          15
Convertible Securities                                   16
U.S. Government Securities                               16
Equity Investment Considerations and Risk Factors        16
Put and Call Options                                     16
Futures and Options on Futures                           16
Investing in Securities of Other Investment Companies    17
Demand Master Notes                                      17
Foreign Investments                                      17
Temporary Investments                                    17
Riggs Funds Information                                  17
Management of Riggs Funds                                17
Distributions of Shares of the Funds                     18
Administration of the Funds                              19

Net Asset Value                                          19
Investing in the Funds                                   19
Share Purchases                                          19
Minimum Investment Required                              20
What Shares Cost                                         20
Systematic Investment Program                            20
Retirement Plans                                         20
Confirmations and Account Statements                     20
Dividends                                                20
Capital Gains                                            20
Exchanges                                                20
Systematic Exchange Program                              21
Redeeming Shares                                         21
Systematic Withdrawal Program                            22
Contingent Deferred Sales Charge                         22
Eliminating the Contingent Deferred Sales Charge         22
Accounts with Low Balances                               23
Shareholder Information                                  23
Voting Rights                                            23
Effect of Banking Laws                                   23
Tax Information                                          23
Federal Income Tax                                       23
Performance Information                                  23
Other Class of Shares                                    24
Addresses                                                25



                 SUMMARY of fund expenses - Money market funds
                       Shareholder Transactions Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                    None

Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) None Redemption
Fees (as a percentage of amount redeemed, if applicable) None Exchange Fee None

                           Annual Operating Expenses
                    (As a percentage of average net assets)

                                                                                  U.S. Treasury
                                                                                Money Market Fund      Prime Money Market Fund
                                                                                -----------------      -----------------------
                                                                                Class Y   Class R       Class Y        Class R
                                                                                Shares    Shares        Shares         Shares
                                                                                -------   -------       -------        -------
Management Fee                                                                  0.50%     0.50%         0.50%          0.50%
12b-1 Fees (after waiver)(1)                                                    None      0.25%         None           0.25%
Other Expenses                                                                  0.21%     0.21%         0.19%          0.19%
Shareholder Servicing Fee (after waiver)(2)                                     0.00%     0.00%         0.00%          0.00%
Total Annual Operating Expenses(3)                                              0.71%     0.96%         0.69%          0.94%

(1) The 12b-1 fee on Class R Shares of each Fund has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund the maximum 12b-1 fee is 0.50%.
(2) The shareholder servicing fee of each Fund has been reduced to reflect the voluntary waiver by the shareholder servicing agent. The shareholder servicing agent can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund the maximum shareholder servicing fee is 0.25%.
(3) Expenses in this table are estimated based on expenses expected during the fiscal year ending April 30, 1999. Actual expenses may be more or less than the amount shown. The Total Operating Expenses for U.S. Treasury Money Market Fund - Class Y Shares, Prime Money Market Fund - Class Y Shares, and Prime Money Market Fund - Class R Shares were 0.63%, 0.58%, and 1.00%, respectively, for the fiscal year ended April 30, 1998 and would have been 0.71%, 0.69%, and 1.18%, respectively, absent the voluntary waiver of the management fee and distribution fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Riggs Funds Information", "Investing in the Funds", and the Statement of Additional Information.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

                                                                                  U.S. Treasury
                                                                                Money Market Fund      Prime Money Market Fund
                                                                                -----------------      -----------------------
                                                                                Class Y   Class R       Class Y        Class R
                                                                                Shares    Shares        Shares         Shares
                                                                                -------   -------       -------        -------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time period.
1 Year                                                                            $ 7       $11           $ 7            $11
3 Years                                                                           $23       $34           $22            $33
5 Years                                                                           $40        n/a          $38            n/a
10 Years                                                                          $88        n/a          $86            n/a

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                SUMMARY of fund expenses - stock and bond funds

                       Shareholder Transactions Expenses
                                Class R Shares

                                                                           U.S. Government        Small Company
                                                                           Securities Fund        Stock Fund      Stock Fund
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                               None                None           None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                               None                None           None
Contingent Deferred Sales Charge (as a percentage of original purchase
price or redemption proceeds, as applicable)(1)                                   2.00%               2.00%          2.00%
Redemption Fees (as a percentage of amount redeemed, if applicable)               None                None           None
Exchange Fee                                                                      None                None           None

                           Annual Operating Expenses
                    (As a percentage of averages net assets)

                                                                           U.S. Government        Small Company
                                                                           Securities Fund         Stock Fund     Stock Fund
Management Fee (after waiver)(2)                                                0.35%                0.80%           0.75%
12b-1 Fees                                                                      0.25%                0.25%           0.25%
Other Expenses                                                                  0.47%                0.38%           0.25%
Shareholder Servicing Fee (after waiver)(3)                                     0.00%                0.00%           0.00%
Total Annual Operating Expenses(4)                                              1.07%                1.43%           1.25%

(1) The contingent deferred sales charge is 2.00% of the lesser of the original purchase price or the net asset value of shares redeemed within five years of the purchase date.
(2) The management fee of U.S. Government Securities Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to this Fund the maximum management fee is 0.75%.
(3) The shareholder servicing fee of each Fund has been reduced to reflect the voluntary waiver by the shareholder servicing agent. The shareholder servicing agent can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund the maximum shareholder servicing fee is 0.25%.
(4) Expenses in this table are estimated based on expenses expected during the fiscal year ending April 30, 1999. Actual expenses may be more or less than the amount shown. The Total Operating Expenses for U.S. Government Securities Fund, Small Company Stock Fund, and Stock Fund were 0.82%, 1.09%, and 0.93%, respectively, for the fiscal year ended April 30, 1998, and would have been 1.22%, 1.18%, and 1.00%, respectively, absent the voluntary waiver of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Riggs Funds Information", "Investing in the Funds", and the Statement of Additional Information.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


                                                                           U.S. Government        Small Company
Example                                                                    Securities Fund         Stock Fund     Stock Fund
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period.
1 Year                                                                           $ 33                  $ 36           $ 34
3 Years                                                                          $ 60                  $ 70           $ 65
5 Years                                                                          $ 89                  $107           $ 98
10 Years                                                                         $142                  $182           $162
You would pay the following expenses on the same investment, assuming no redemptions.
1 Year                                                                           $ 12                  $ 16           $ 14
3 Years                                                                          $ 37                  $ 48           $ 43
5 Years                                                                          $ 64                  $ 83           $ 74
10 Years                                                                         $142                  $182           $162

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

         Financial Highlights - Riggs U.S. Treasury Money Market Fund
                                Class Y Shares

(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust. Class R Shares of Riggs U.S. Treasury Money Market Fund were not offered during the period shown in the table.


                                                              Year Ended April 30,
                                                        1998       1997         1996         1995        1994
Net asset value, beginning of period                    $1.00        $1.00      $1.00        $1.00       $1.00
Income from net investment operations
Net investment income                                    0.05         0.05       0.05         0.04        0.03
Less distributions
Distributions from net investment income                (0.05)       (0.05)     (0.05)        (0.04)     (0.03)
Net asset value, end of period                       $   1.00        $1.00      $1.00         $1.00       $1.00
Total return (a)                                         5.00%        4.83%      5.28%         4.39%       2.64%
Ratios to average net assets
Expenses                                                 0.63%        0.57%      0.60%         0.60%       0.56%
Net investment income                                    4.88%        4.74%      5.17%         4.33%       2.61%
Expense waiver/reimbursement (b)                         0.08%        0.13%      0.18%         0.20%       0.16%
Supplemental data
Net assets, end of period (000 omitted)                $117,424     $141,011    $107,104      $81,089     $106,948

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.



             Financial Highlights - Riggs Prime Money Market Fund
                                Class Y Shares

(formerly, Class A Shares)
(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                       Year Ended April 30,
                                                    1998          1997         1996           1995        1994
Net asset value, beginning of period              $   1.00      $   1.00     $   1.00     $   1.00      $   1.00
Income from investment operations
Net investment income                                 0.05          0.05         0.05        0.047          0.03
Net realized loss on investments                         -             -            -       (0.003)            -
Total from investment operations                      0.05          0.05         0.05        0.044          0.03
Less distributions
Distributions from net investment income             (0.05)        (0.05)       (0.05)      (0.047)        (0.03)
Capital contribution                                     -             -            -        0.003             -
Net asset value, end of period                    $   1.00      $   1.00     $   1.00     $   1.00      $   1.00
Total return (a)                                      5.22%         5.09%        5.50%    4.84%(b)          3.08%
Ratios to average net assets
Expenses                                              0.58%         0.51%        0.51%        0.44%         0.43%
Net investment income                                 5.11%         5.00%        5.26%        4.72%         3.02%
Expense waiver/reimbursement (c)                      0.11%         0.17%        0.19%        0.24%         0.28%
Supplemental data
Net assets, end of period (000 omitted)           $318,122      $372,037     $367,742     $284,059      $334,765

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (b) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp. (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.

                Financial Highlights - Prime Money Market Fund
                                Class R Shares
                          (formerly, Class B Shares)

(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                          Year Ended April 30,
                                                      1998           1997       1996(a)
Net asset value, beginning of period                 $ 1.00       $  1.00      $  1.00
Income from investment operations
Net investment income                                  0.05          0.05         0.02
Less distributions
Distributions from net investment income              (0.05)        (0.05)       (0.02)
Net asset value, end of period                       $ 1.00       $  1.00      $  1.00
Total return (b)                                       4.92%         4.57%        0.74%
Ratios to average net assets
Expenses                                               1.00%         1.01%      1.07%*
Net investment income                                  4.51%         4.58%      4.58%*
Expense waiver/reimbursement (c)                       0.18%         0.17%      0.19%*
Supplemental data
Net assets, end of period (000 omitted)              $  508       $26,263      $    10

  * Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30,1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.

         Financial Highlights - Riggs U.S. Government Securities Fund
                     (formerly, RIMCO Monument Bond Fund)
                                Class R Shares

(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                            Year Ended April 30,
                                                                 1998      1997     1996     1995     1994
Net asset value, beginning of period                              $ 9.41   $ 9.47   $ 9.35   $ 9.46   $10.40
Income from investment operations
  Net investment income                                             0.56     0.60     0.59     0.56     0.53
  Net realized and unrealized gain (loss)  on investments           0.37    (0.07)    0.12    (0.11)   (0.38)
  Total from investment operations                                  0.93     0.53     0.71     0.45     0.15
Less distributions
  Distributions from net investment income                         (0.57)   (0.59)   (0.59)   (0.56)   (0.53)
  Distributions from net realized gain                                 -        -        -        -    (0.56)
  Total distributions                                              (0.57)   (0.59)   (0.59)   (0.56)   (1.09)
Net asset value, end of period                                    $ 9.77   $ 9.41   $ 9.47   $ 9.35   $ 9.46
Total return (a)                                                   10.14%    5.79%    7.60%    5.01%    1.10%
Ratios to average net assets
  Expenses                                                          0.82%    0.87%    0.80%    0.80%    0.68%
  Net investment income                                             5.87%    6.36%    6.04%    6.06%    5.15%
  Expense reimbursement/waiver (b)                                  0.40%    0.40%    0.40%    0.40%    0.48%
Supplemental data
  Net assets, end of period (000 omitted)                         $34,521  $31,829   $50,919  $46,820  $47,552
  Portfolio turnover                                                 175%     171%     128%     262%      344%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.

                    Financial Highlights - RIGGS Stock Fund
                                Class R Shares
               (For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                 Year Ended April 30,
                                                     1998       1997      1996      1995      1994
Net asset value, beginning of period               $  15.41   $ 15.84   $ 12.69   $ 11.89   $ 10.46
Income from investment operations
Net investment income                                  0.11      0.20      0.18      0.20      0.16
Net realized and unrealized gain on investments        5.20      2.28      4.00      1.39      1.44
Total from investment operations                       5.31      2.48      4.18      1.59      1.60
Less distributions
Distributions from net investment income              (0.11)    (0.20)    (0.18)    (0.19)    (0.16)
Distributions from net realized gain                  (4.04)    (2.71)    (0.85)    (0.60)    (0.01)
Total distributions                                   (4.15)    (2.91)    (1.03)    (0.79)    (0.17)
Net asset value, end of period                     $  16.57   $ 15.41   $ 15.84   $ 12.69   $ 11.89
Total return (a)                                      39.68%    16.34%    33.73%    14.16%    15.28%
Ratios to average net assets
Expenses                                               0.93%     0.91%     0.96%     0.98%     1.00%
Net investment income                                  0.63%     1.26%     1.26%     1.66%     1.36%
Expense reimbursement/waiver (b)                       0.07%     0.12%     0.12%     0.14%     0.20%
Supplemental data
Net assets, end of period (000 omitted)            $117,115   $89,142   $84,797   $66,019   $58,597
Average commission rate paid (c)                   $ 0.0668   $0.0619   $0.0687        --        --
Portfolio turnover                                       94%       75%       81%       46%       89%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.


             Financial Highlights - RIGGS Small COMPANY STOCK Fund
          (formerly, RIMCO Monument Small Capitalization Equity Fund)
                                Class R Shares

(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                                Year Ended April 30,
                                                                1998               1997           1996      1995(a)
Net asset value, beginning of period                              $ 12.80            $ 14.10    $ 10.43    $ 10.00
Income from investment operations
Net investment income                                               (0.04)             (0.01)     (0.02)      0.02
Net realized and unrealized gain (loss) on investments               9.23              (0.47)      4.05       0.41
Total from investment operations                                     9.19              (0.48)      4.03       0.43
Less distributions
Distributions from net investment income                                -                  -      (0.01)         -
Distributions from net realized gain on investments                 (3.19)             (0.82)     (0.35)         -
Total distributions                                                 (3.19)             (0.82)     (0.36)         -
Net asset value, end of period                                    $ 18.80            $ 12.80    $ 14.10    $ 10.43
Total return (b)                                                    77.85%             (3.76%)    39.43%      4.30%
Ratios to average net assets
Expenses                                                             1.09%              1.00%      1.14%    1.66%*
Net investment income                                               (0.26%)            (0.07%)    (0.13%)   0.98%*
Expense reimbursement/waiver (c)                                     0.09%              0.46%      0.80%    1.54%*
Supplemental data
Net assets, end of period (000 omitted)                           $58,223            $27,777    $19,289    $ 7,609
Average commission rate paid (d)                                  $0.0631            $0.0691    $0.0650          -
Portfolio turnover                                                    108%                93%        70%         8%

  *   Computed on an annualized basis.

(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.


Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.


                                   Synopsis

The Trust, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of any one portfolio may be offered in separate classes. This prospectus pertains only to Class R Shares and Class Y Shares of the Funds.

As of the date of this prospectus, the Trust is comprised of the following five
Funds:

 . Riggs U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") - seeks to provide current income consistent with stability of principal and liquidity by investing in U.S. Treasury obligations. Shares of U.S. Treasury Money Market Fund are issued in two separate classes: Class R Shares and Class Y Shares.

 . Riggs Prime Money Market Fund ("Prime Money Market Fund" and together with the U.S. Treasury Money Market Fund, the "Money Market Funds") - seeks to provide current income consistent with stability of principal and liquidity by investing exclusively in a portfolio of money market instruments maturing in 13 months or less. Shares of Prime Money Market Fund are issued in two separate classes: Class R Shares and Class Y Shares.

 . Riggs U.S. Government Securities Fund ("U.S. Government Securities Fund") - seeks to achieve current income by investing in a diversified portfolio limited primarily to U.S. government securities. Shares of U.S. Government Securities Fund are issued in a single class: Class R Shares.

 . Riggs Stock Fund ("Stock Fund") - seeks to provide growth of capital and income primarily through equity investments such as common stocks and securities convertible into common stocks. Shares of Stock Fund are issued in two separate classes: Class R Shares and Class B Shares.

 . Riggs Small Company Stock Fund ("Small Company Stock Fund") - seeks to provide long-term capital appreciation through equity securities of companies that have a market value capitalization of up to $1 billion. Shares of Small Company Stock Fund are issued in two separate classes: Class R Shares and Class B Shares.


For information on how to purchase shares of any of the Funds please refer to "Investing in the Funds." In most cases, a minimum initial investment of $1000 is required for each Fund. In most cases, subsequent investments must be in amounts of at least $100. See "Minimum Investment Required." Shares of the Funds are sold at net asset value without a sales charge. Both Class R Shares and Class Y Shares of the Money Market Funds are redeemed at net asset value. Class R Shares of Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund are redeemed at net asset value less a contingent deferred sales charge, as applicable. Information on redeeming shares can be found under "Redeeming Shares" and "Contingent Deferred Sales Charge." The Funds are advised by Riggs Investment Management Corp.

Risk Factors


Investors should be aware of the following general considerations. The market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. The market value of the equity securities, which constitute a major portion of the investments of several funds, will also fluctuate, and the possibility exists that the value of common stocks could decline over short or even extended periods of time. The section entitled "Equity Investment Considerations and Risk Factors" also discloses the potential risks related to small capitalization stocks. The foreign securities in which several Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."

Year 2000 Statement


Like other mutual funds and business organizations worldwide, the Funds' service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Funds' and their service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. The Funds are continuing to analyze the financial impact of instituting a year 2000 compliant program on their operations. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Funds' operations.


                            Objective of Each Fund

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus and, with respect to the Money Market Funds, by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this prospectus and in the combined Statement of Additional Information.

U.S. Treasury Money Market Fund

The investment objective of U.S. Treasury Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing its assets in U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States.

Acceptable Investments

The Fund invests only in U.S. Treasury obligations maturing in 13 months or less and in repurchase agreements fully collateralized by U.S. Treasury obligations. See "Repurchase Agreements." The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

In addition, the Fund may borrow money, lend portfolio securities and engage in when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

Investment Limitations

The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."
Prime Money Market Fund

The investment objective of the Prime Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Acceptable Investments

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

 . domestic issues of corporate or municipal debt obligations, including, variable rate demand notes;

 .  commercial paper (including Canadian Commercial Paper and Europaper);

 . certificates of deposit, demand and time deposits, savings shares, bankers' acceptances and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions ("Bank Instruments");

 .  short-term credit facilities;

 . obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities") (See "Portfolio Investments and Strategies"); and

 .  other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements and variable amount demand master notes and engage in when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

Bank Instruments

The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit-enhanced with a bank's letter of credit as Bank Instruments.

Municipal Securities

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Bonds are typically classified as revenue bonds.

Investment Risks

Yields on municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Variable Rate Demand Notes

Variable rate demand notes are long-term corporate or municipal debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

Short-Term Credit Facilities

The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may request advances from the Fund and may repay and reborrow funds during the term of the facility. The Fund treats any commitment to provide such advances as a standby commitment to purchase the borrower's notes.

Credit Enhancement

Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

Demand Features

The Fund may acquire securities that are subject to puts and standby commitments ("Demand Features") to repurchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the Demand Feature, or a default on the underlying security or other event that terminates the Demand Feature before its exercise, will adversely affect the liquidity of the underlying security. Demand Features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

Investment Limitations

The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

U.S. Government Securities Fund

The investment objective of the U.S. Government Securities Fund is to achieve current income.

Acceptable Investments


The Fund pursues its investment objective by investing primarily in securities which are primary or direct obligations of the U.S. government or its instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities (see "Portfolio Investments and Strategies"). The Fund may also invest in corporate debt obligations, bank instruments, commercial paper and certain collateralized mortgage obligations ("CMOs") supported by direct or indirect obligations of the U.S. government or its instrumentalities. The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. government securities.


U.S. Government Securities

The U.S. government securities in which the Fund invests include:

 . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

 . notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

 . notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding;

 . notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

 .  collateralized mortgage obligations.

Other Acceptable Investments

Up to 35% of the value of the Fund's total assets may be invested in the following instruments:

 . domestic issues of corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better, Aaa, Aa, or A by Moody's Investor Services, Inc. (Moody's); BBB or better, AAA, AA, or A by Standard and Poor's (S&P); or BBB or better, AAA, AA, or A by Fitch IBCA, Inc. (Fitch);

 . obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (see "Portfolio Investments and Strategies");

 . commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by NRSROs. Such ratings would include: A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch and, unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper; and

 . instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund - Acceptable Investments" and "Bank Instruments".

The Fund will only purchase corporate debt obligations that at the time of purchase are rated investment grade or better. An investment grade security can range from the highest rating (AAA) to medium quality (BBB). Securities in the BBB category may be more susceptible to adverse economic conditions or changing circumstances and the securities at the lower end of the BBB category may have certain speculative characteristics. The Fund intends to limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets. While the Fund will only purchase corporate debt obligations that, at the time of purchase, are rated in the top three ratings categories, in the event that any such security is downgraded to the fourth highest ratings category, the Fund may continue to hold such a security. Obligations rated in the lowest of the top four ratings, such as Baa by Moody's or BBB by S&P or Fitch, have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Fund will dispose of the security.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and variable amount demand master notes and engage in put and call options, futures and options on futures and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

Collateralized Mortgage Obligations

The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated A or better by an NRSRO and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and
(iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Participation Interests

The Fund may purchase participation interests from financial institutions (such as commercial banks, savings associations, and insurance companies), or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Single-purpose, stand-alone finance subsidiaries or trusts and special purpose entities generally do not have any significant assets other than the receivables securing the participation interests. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include pools of credit card receivables, automobile installment loan contracts, corporate loans or debt securities, corporate receivables or other types of debt obligations. In addition to being supported by the stream of payments generated by the debt obligations, payments of principal and interest on the participation interests may be supported up to certain amounts and for certain periods of time by irrevocable letters of credit, insurance policies, and/or other credit agreements issued by financial institutions unaffiliated with the issuers and by monies on deposit in certain bank accounts of the issuer. Payments of interest on the participation interests may also rely on payments made pursuant to interest rate swap agreements made with other unaffiliated financial institutions.

The participation interests described above will be rated A or better by Moody's or by S&P. The Fund may also invest in participation interests which are not rated but are determined by the Board of Trustees to be of comparable quality.

If the participation interests include the unconditional written right to demand payment at par value plus accrued interest from the issuer, the Demand Feature will be used in determining the maturity of the participation interest. So long as the Demand Feature can require payment by the issuer within seven days, the participation interest will not be deemed to be illiquid. The secondary market, if any, for certain of these obligations may be extremely limited and any such obligations purchased by the Fund will be regarded as illiquid, unless they include the seven-day Demand Feature. Such illiquid obligations will be included within the 15% limitation by the Fund on investment of its net assets in illiquid securities.

Portfolio Turnover


Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

Investment Limitations

The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

Stock Fund

The investment objective of the Stock Fund is to provide growth of capital and income. The Fund pursues its investment objective primarily through equity investments, such as common stocks and securities convertible into common stocks.

Acceptable Investments

The securities in which the Fund invests include, but are not limited to:

 . common stocks and securities convertible into common stocks which will be primarily composed of issues of high quality large capitalization domestic companies. See "Portfolio Investments and Strategies." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in stocks. These will generally be readily recognizable companies whose earnings and dividends are growing at above average rates;

 .  preferred stocks, corporate bonds, notes, warrants, and rights;

 . American Depositary Receipts ("ADRs"), which are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The Fund may invest up to 20% of its net assets in ADRs;

 . commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1+ or F-1 by Fitch, and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

 . instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund - Acceptable Investments" and "Bank Instruments"; and

 . securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and variable amount demand master notes and engage in put and call options, futures and options on futures and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

In selecting investments for the Fund, the investment adviser follows a value-based, disciplined investment philosophy. Using a computer model and hands-on fundamental analysis, stocks are selected based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.

Computer screens based upon value criteria are applied to a listing of 750 stocks that are selected based upon market capitalization, trading volume, and availability of data, to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

Portfolio Turnover

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

Investment Limitations

The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

Small Company Stock Fund

The investment objective of the Small Company Stock Fund is to provide long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a broad, diversified range of equity securities comprising the small capitalization sector of the United States equity market (companies which have a market value capitalization up to $1.2 billion.)

Acceptable Investments

The securities in which the Fund invests include, but are not limited to:

 . common stocks, and securities convertible into common stocks which will be primarily composed of issues of small capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in equity securities of companies that have a market value capitalization of up to $1.2 billion;

 . preferred stocks, real estate investment trusts, corporate bonds, notes, warrants, and rights;

 .  ADRs of foreign companies as described above under "Stock Fund - Acceptable
   Investments;"

 . commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch, and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

 . instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund - Acceptable Investments" and "Bank Instruments;" and

 . securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

While the Fund will only purchase corporate debt obligations that, at the time of purchase, are rated in the top three rating categories, in the event that any such security is downgraded to the fourth category, the Fund may continue to hold the security. Obligations rated in the lowest of the top four ratings, such as Baa by Moody's or BBB by S&P or Fitch, have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Fund will dispose of the security.

In selecting investments for the Fund, the investment adviser employs the same value-based, disciplined investment philosophy that is described above with respect to the Stock Fund, and applies it to the small capitalization sector of the equity market. Using a computer model and hands-on fundamental analysis, small capitalization stocks are selected based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.

Computer screens based upon value criteria are applied to a listing of small capitalization stocks that are selected using the same methodology that is used for the Stock Fund to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each small capitalization stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and engage in when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments as well as the potential risks related to small capitalization stocks. The Fund's investments in real estate investment trusts may be subject to risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in interest rates, and other factors discussed under this heading in the Statement of Additional Information.

Investment Limitations

The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

                     Portfolio Investments and Strategies

Borrowing Money

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% (in the case of the U.S. Treasury Money Market Fund and Prime Money Market Fund) or 15% (in the case of the Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund) of the value of those assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

Diversification

With respect to 75% of the value of total assets, the Prime Money Market Fund, Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund will not invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. The Funds will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

Restricted and Illiquid Securities

The Prime Money Market Fund, Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may invest in restricted securities. The U.S. Treasury Fund will not invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund will limit investments in illiquid securities (including certain restricted securities not determined by the Trustees to be liquid, nonnegotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to 15% of their net assets. The Money Market Funds will limit investments in illiquid securities to 10% of their respective net assets.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.

Repurchase Agreements

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

When-Issued and Delayed Delivery Transactions

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The sellers' failure to complete the transaction may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Convertible Securities

The Stock Fund and the Small Company Stock Fund may invest in convertible securities rated, at the time of purchase, BBB or better by S&P, Moody's, or Fitch, or, if unrated, of comparable quality as determined by the Fund's adviser. (If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed-income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

U.S. Government Securities

The U.S. government securities in which the Prime Money Market Fund, Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may invest include: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), and obligations issued by U.S. government agencies or instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

Equity Investment Considerations and Risk Factors

With respect to the Stock Fund and Small Company Stock Fund, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that the value of common stocks could decline over short or even extended periods of time.

With respect to the Small Company Stock Fund, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in this Fund. Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the Standard & Poor's 500 Index.

Put and Call Options

The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may purchase put options on portfolio securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. These Funds may also write covered call options on all or any portion of their portfolio to generate income. As a writer of a call option, a Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. A Fund will write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration. The Funds may also purchase call options which give the Funds the ability to purchase portfolio securities in the future at a price specified in the call option.

A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by a Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Futures and Options on Futures

The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect their portfolio securities against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. These Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time they enter into the transactions. As a purchaser of a call option on a futures contract, these Funds are entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Risks

When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in that Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

Investing in Securities of
Other Investment Companies

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general unless permitted to do so by order of the Securities and Exchange Commission. The Money Market Funds may only invest in the securities of other investment companies that are money market funds having investment objectives and policies similar to their own. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. Shareholders should realize that when a Fund invests in other investment companies, certain Fund expenses, such as advisory fees, custodian fees and administrative fees, may be duplicated. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

Demand Master Notes

The Prime Money Market Fund, Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Foreign Investments

ADRs, ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, Europaper, and foreign debt obligations are subject to somewhat different risks than corresponding securities of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of dividends, principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuer, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the investment adviser in selecting investments for a Fund.

Temporary Investments

The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes (up to 100% of a Fund's respective total assets) and to maintain liquidity (up to 35% of a Fund's respective total assets). Cash items may include short-term obligations such as obligations of the U.S. government or its agencies or instrumentalities and repurchase agreements.

                            Riggs Funds Information


Management of Riggs Funds


Board of Trustees

The Trust is managed by a Board of Trustees (the "Trustees"). The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

Investment Adviser

Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by RIMCO, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Prime Money Market Fund and U.S. Treasury Money Market Fund - 0.50%; U.S. Government Securities Fund and Stock Fund - 0.75%; and Small Company Stock Fund - 0.80%. The fee paid by Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar investment objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.

Adviser's Background


RIMCO is a subsidiary of Riggs Bank, which is a subsidiary of Riggs National Corporation, a bank holding company. RIMCO has advised the Riggs Funds since September 1991, and as of April 30, 1998, provides investment advice for assets approximating 2.8 billion. RIMCO has a varied client base of over 100 other relationships including corporate, union and public pension plans, foundations, endowments and associations. As part of its regular banking operations, Riggs Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Riggs Bank. The lending relationship will not be a factor in the selection of securities.

Philip D. Tasho is the Chief Executive Officer and Chief Investment Officer of RIMCO and served as the manager of the Stock Fund from its inception through June 1994. Most recently, Mr. Tasho was a Vice President at Shawmut Investment Advisers in Boston, MA from 1994 to 1995. Prior to that, Mr. Tasho served as a Managing Director of RIMCO and was a member of the senior management committee from 1990 to 1994. He also served as a Senior Portfolio Manager for the Sovran Bank in Bethesda and as Director of Research for the same bank at its Richmond head office. He started his career as a Trust Investment Officer for the First American Bank in Washington. Mr. Tasho earned a B.A. in Russian from Grinnel College and an M.B.A. in Finance and Investments from George Washington University. He holds a CFA from the Institute of Chartered Financial Analysts. Mr. Tasho assumed portfolio management responsibility of the Stock and Small Company Stock Funds in November 1995.


Brian T. Shevlin is a Director of RIMCO and is responsible for fixed income strategy and management. Mr. Shevlin has 16 years of diverse investment and institutional asset management experience. He was a Managing Director serving as a portfolio manager at 21st Century Investment Advisers from 1995 until joining RIMCO in late 1996. Previously, he served as Vice President of Fixed Income at Dewey Square Investors and its subsidiary HT Investors, in Boston, MA from 1993 to 1995. He brings additional asset/liability management experience from positions with NCNB Texas Asset Management in Dallas, TX, the Student Loan Marketing Association, and Hospital Trust National Bank. Mr. Shevlin earned a B.S. degree in Finance from Providence College, Providence, RI. He assumed portfolio management responsibilities of the Riggs U.S. Securities Fund in September 1996.

Distribution of Shares of the Funds

Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

Distribution Plan and Shareholder Services Plan


Pursuant to the provisions of the distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Class R Shares of the Funds may pay to the distributor a fee computed at an annual rate of up to 0.25% of the average daily net assets of the Class R Shares of the U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund, and up and up to 0.50% of the average daily net assets of the Class R Shares of the Money Market Funds to finance any activity which is principally intended to result in the sale of shares. In addition, the Class B Shares of Stock Fund and Small Company Stock Fund are subject to the Rule 12b-1 distribution fee as described under the caption "Other Classes of Shares" and in a separate prospectus relating to Class B Shares.

The classes of shares of each Fund represent interests in one common investment portfolio but differ in that shares are subject to different distribution expenses paid pursuant to the Plan. With respect to the Money Market Funds, Class R Shares (which are subject to the distribution fee) are sold primarily to retail customers of Riggs Bank through Riggs Bank and its affiliates, and to other retail customers through non-affiliated, authorized broker/dealers. Class R Shares of the Money Market Funds are also available to retail and institutional investors in connection with an Asset Management Program for automatic investment. Class Y Shares of the Money Market Funds (which are not subject to the distribution fee) are sold primarily to trusts, fiduciaries and institutions; and to persons and entities ("Class A Shareholders") who held Class Y Shares (formerly known as "Class A Shares") on June 30, 1998.

Class R Shares of U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund are sold primarily to retail and trust customers of Riggs Bank through Riggs Bank and its affiliates. See "Other Classes of Shares" for a description of Class B Shares of Stock Fund and Small Company Stock Fund.


The distributor may from time to time and for such periods as its deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Class R Shares exceed such lower expense limitation as the distributor may, by notice of the Trust, voluntarily declare to be effective.

Under the Plan, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and brokers to provide sales services as agents for their clients or customers who beneficially own Class R Shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Plan is a compensation type plan. As such, the Class R Shares of the Funds make no payments to the distributor except as described above. Therefore, the Class R Shares of the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Class R Shares of the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Class R Shares of the Funds under the Plan.

In addition the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which all classes and series of the Funds may make payments up to 0.25% of the average daily net asset value of a Fund's shares, computed at an annual rate to obtain certain services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

Supplemental Payments to Financial Institutions

In addition to payments pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of a Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Funds' investment adviser or its affiliates.

Administration of the Funds

Administrative Services

Federated Services Company, a subsidiary of Federated Investors, Inc., provides certain administrative personnel and services (including certain legal, financial reporting and transfer agency services) necessary to operate the Funds. Federated Services Company provides these services at an annual rate of 0.16% of the average daily net assets of the Trust. Federated Services Company
may voluntarily waive a portion of its fee.      Custodian

Riggs Bank, Washington, D.C., is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Riggs Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

                                Net Asset Value

With respect to the Money Market Funds, each Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value per share of each class is determined by adding the interest of a class of shares in the value of all securities and other assets of a Fund, subtracting the liabilities of the Fund attributable to that class of shares, and dividing the remainder by the number of shares outstanding within that class. Of course, the Money Market Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

With respect to the Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund, net asset value per share fluctuates and is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

On Monday through Friday, the U.S. Treasury Money Market Fund and Prime Money Market Fund calculate net asset value at 12:00 noon (Washington, D.C. time) and 4:00 p.m. (Washington, D.C. time), while the Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund calculate net asset value at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Washington, D.C.
time), except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            Investing in the Funds

Share Purchases

Shares of the Funds are sold on days on which both the New York Stock Exchange and the Federal Reserve Wire system are open for business. Shares of the Funds may be purchased through Riggs Bank. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request and will not accept any purchase request without having first received a completed account application.

Through Riggs Bank

An investor may write to or call Riggs Bank at the number on the front page of this prospectus to place an order to purchase shares of a Fund. Representatives are available from 8:00 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Bank before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund, purchase orders must be received by Riggs Bank before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day. Texas residents must purchase shares through Federated Securities Corp. at 1-800-801-2143.

Payment for shares of a Fund may be made by check or by wire.

By Mail

To purchase shares of a Fund by mail, send a check made payable to "Riggs Funds" (include name of Fund and "Class R" Shares) to Riggs Bank N.A., P.O. Box 96656, Washington, D.C. 20090-6656. Orders by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day after Riggs Bank receives the check.

By Wire

To purchase shares of a Fund by wire, call the number on the front page of this prospectus.

With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, payment by wire must be received by Riggs Bank before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund, payment by wire must be received by Riggs Bank before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. Shares of the Funds cannot be purchased by Federal Reserve wire on Columbus Day,
Veterans' Day or Martin Luther King Day.     Through Riggs-Affiliated
Broker/Dealers

An investor may place an order through Riggs-affiliated broker/dealers to purchase shares of a Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from the broker/dealer. Purchase requests through Riggs-affiliated broker/dealers must be received by the broker/dealer before 3:00 p.m. (Washington, D.C. time) in order for shares to be purchased at that day's public offering price.

Through Automatic Investing Programs Offered Through Riggs Bank (an "Automatic Investment Program")

Cash accumulations in demand deposit accounts with Riggs Bank may be automatically invested in the Class R Shares of Prime Money Market Fund or U.S. Treasury Money Market Fund when the demand deposit account reaches a dollar
amount predetermined by Riggs Bank and its customer.     Prospective investors
in an Automatic Investing Program should refer to the Riggs Bank Service Agreement that will need to be established between the investor and Riggs Bank for details regarding the services, fees, restrictions, and limitations related to the Automatic Investing Program. This prospectus should, therefore, be read together with the Riggs Bank Service Agreement. Shareholders may apply for
participation in this program through Riggs Bank.      Minimum Investment
Required     With the exception of the Class R Shares of the Money Market Funds, the minimum initial investment in each Fund is $1000, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs Funds. The minimum investment requirements described above are not applicable to Class R Shares of the Money Market Funds, for which the minimum investment requirement, if any, would be specified in the Riggs Bank Service Agreement.
     The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program.

What Shares Cost

Shares of the Funds are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds at the time of purchase.

Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund shares at the net asset value next determined after an order is received. Shareholders may apply for participation in this program through Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investing Programs, systematic investment privileges are unavailable to participants in these programs.

Retirement Plans

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Bank and consult a tax adviser.

Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Funds will not issue share certificates.

Dividends

With respect to the Money Market Funds and U.S. Government Securities Fund, dividends are declared daily and paid monthly. Unless shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional shares of the respective Fund on payment dates at net asset value on the ex-dividend date without a sales charge.

With respect to the Stock Fund and Small Company Stock Fund, dividends are declared and paid quarterly. Unless cash payments are requested by shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

Capital Gains

Capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

                                   Exchanges

A shareholder may generally exchange Class R Shares of one Fund for Class R Shares of any of the other Funds in the Trust (with the exception of Prime Money Market Fund) by calling the number on the front page of this prospectus, or by writing to Riggs Bank. Shares purchased by check are eligible for exchange. A contingent deferred sales charge ("CDSC") is not assessed in connection with such exchanges, but if the shareholder redeems shares (other than shares of a Money Market Fund, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares [see "Other Class of Shares"] of a Fund which is not a Money Market Fund) within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned shares will be measured from the date of original purchase
and will not be affected by the exchange.      Orders to exchange shares of one
Fund for shares of any of the other Funds will be executed by redeeming the shares owned and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

An authorization form permitting a Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares By Mail.") Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The Funds reserve the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination of this privilege. Shareholders may obtain further information on the exchange privilege by calling Riggs Funds Shareholder Services at (301) 887-4280 or outside the Washington, D.C. metropolitan area toll-free 1-800-934-3883.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

Due to the nature of the Automatic Investing Programs, exchange privileges are unavailable to participants in those programs.

Systematic Exchange Program

Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. This privilege is not available to shareholders of Class R Shares of the Money Market Funds. Shareholders interested in participating in this program should contact Riggs Funds Shareholder Services for more information.

Redeeming Shares

Each Fund redeems Class R Shares and Class Y Shares at their net asset value, less, in the case of Class R Shares (with the exception of the Money Market Funds, unless the Money Market Fund shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund), any applicable CDSC, next determined after Riggs Bank receives the redemption
request.      Redemptions will be made on days on which both the New York Stock
Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.
    Automatic Investing Programs

Clients of Riggs Bank who have executed a Riggs Bank Service Agreement should refer to the Agreement for information about redeeming Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund purchased through that program.

By Telephone

A shareholder may redeem shares of a Fund by calling the number on the front page of this prospectus. Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Riggs Bank. Although Riggs Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the Money Market Funds, redemption requests received before 11:00 a.m. (Washington, D.C. time) will be wired the same day, but will not be entitled to that day's dividend. Riggs Bank is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. With respect to the Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund, a redemption request must be received by Riggs Bank before 4:00 p.m. (Washington D.C. time) in order for shares to be redeemed at that day's net asset value.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as by mail, should be considered.

By Mail

Shareholders may redeem shares of a Fund by sending a written request to Riggs Bank N.A., P.O. Box 96656, Washington, D.C. 20090-6656. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed by each registered owner exactly as the shares are registered. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Riggs Bank.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

 . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 .  a member of the New York, American, Midwest, or Pacific Stock Exchange;

 . a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

 .  any other "eligible guarantor institution," as defined in the Securities
   Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request by mail or by wire. Upon shareholder request, the proceeds may be credited to an account at Riggs Bank.

Checkwriting

Class R shareholders, and Class Y shareholders who at June 30, 1998 were Class A shareholders, of U.S. Treasury Money Market Fund and Prime Money Market Fund with a minimum balance of $5,000 can redeem shares by writing a check in the amount of at least $100. Shareholders must complete the checkwriting section of the account application or complete a subsequent checkwriting application form which can be obtained from Riggs Bank. The Fund will then provide checks. Checks cannot be used to close a shareholder's account. Checkwriting is not permitted with respect to shares held in IRA accounts, corporate accounts, or an Automatic Investing Program. For further information, contact Riggs Funds Shareholder
Services.      Systematic Withdrawal Program     Shareholders who desire to
receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Once a Fund account has been opened, shareholders may withdraw from their investment on a regular basis in a minimum amount of $50. Under this program, Fund shares are redeemed at net asset value, less any applicable CDSC, to provide for periodic withdrawal payments in an amount directed by the shareholder. In addition, shareholders may make arrangements to have amounts systematically withdrawn from their accounts in the Money Market Funds and automatically invested in Class R Shares of one of the other Funds in the Riggs Funds. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Bank or an authorized broker or dealer.

Due to the nature of the Automatic Investment Programs, systematic withdrawal privileges are not available to participants in those programs.

Contingent Deferred Sales Charge

Shareholders redeeming Class R Shares from the Funds (with the exception of the Money Market Funds, unless the Money Market Fund Shares were acquired in exchange for Class R Shares or Class B Shares of a Fund which is not a Money Market Fund) within five years of the purchase date will be charged a CDSC equal to 2.00% or the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. The CDSC will not be imposed with respect to shares acquired through the reinvestment of dividends or distributions of long-term capital gains or with respect to shares acquires prior to July 1, 1998 (including shares acquired in exchange for shares acquires prior to July 1,
1998). In determining the applicability of the CDSC, the required holding period for new shares received through an exchange will include the period for which
the original shares were held.      Eliminating the Contingent Deferred Sales
Charge

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

 . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

 .  which are qualifying redemptions of shares under a Systematic Withdrawal
   Program;

 . of shares held by Trustees, employees and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp. and/or its affiliates, and their spouses and children under the age of 21;

 .  of shares originally purchased (i) through the Trust Division or the Private
   Banking Division of Riggs Bank; (ii) through an investment adviser registered under the Investment Advisers Act of 1940; (iii) through retirement plans where the third party administrator has entered into certain arrangements with Riggs Bank or its affiliates; or (iv) by any bank or dealer (in each case for its own account)having a sales agreement with Federated Securities Corp.; and

 . of shares purchased through entities having no transaction fee agreements or wrap accounts with Riggs Bank or its affiliates.

For more information regarding any of the above provisions, contact Riggs Bank or the Funds. The Funds reserve the right to discontinue or modify these provisions. Shareholders will be notified of such action.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. The required minimum value may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

Shareholder Information

Voting Rights

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of June 22, 1998, Riggs Bank may for certain purposes be deemed to control the Funds because it is owner of record of
certain shares of the Funds.      Trustees may be removed by the trustees or by
shareholders at a special meeting. A special meeting of the shareholders shall be called by the trustees upon the written request of shareholders owning at least 10% of the trust's outstanding shares.

Effect of Banking Laws

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Riggs Bank, its parent, Riggs National Corporation, and Riggs affiliates are broadly subject to these requirements.

Riggs Bank believes that it and its affiliates may perform those services for the Trust contemplated by those agreements entered into between them and the Trust without violating the laws or regulations referred to above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Tax Information
Federal Income Tax

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Performance Information

From time to time the Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may advertise total return and all of the Funds may advertise yield. The Money Market Funds may also advertise effective yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yields of the Money Market Funds represent the annualized rate of income earned on an investment in a Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in a Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yields of the Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund are calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Performance will be calculated separately for Class R Shares and Class Y Shares.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.

Other Class of Shares

Stock Fund and Small Company Stock Fund also offer another class of shares called Class B Shares.

Class B Shares are sold at net asset value, and are redeemed at net asset value less any applicable CDSC of up to 5% of the lesser of (i) the net asset value of the redeemed shares at the time of purchase or (ii) the net asset value of the redeemed shares at the time of redemption. Class B Shares are sold primarily to retail customers through broker/dealers which are not affiliated with Riggs
Bank. The minimum initial investment is $1000.      All classes are subject to
certain of the same expenses. Class B Shares are subject to Rule 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets, and are subject to shareholder services fees at an annual rate of up to 0.25% of the average daily net assets. Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for Class B Shares, investors may call (301) 887-4280, or outside the Washington, D.C. metropolitan area, toll-free 1-800-934-3883.


Riggs U.S. Treasury
Money Market Fund
Class R Shares
Class Y Shares

Riggs Prime Money
Market Fund
Class R Shares
Class Y Shares

Riggs U.S. Government Securities Fund
Class R Shares

Riggs Stock Fund
Class R Shares

Riggs Small Company
Stock Fund
Class R Shares
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-37

Investment Adviser
Riggs Investment Management Corp.
800 17th Street N.W.
Washington, D.C. 20006

Custodian
Riggs Bank N.A.
Riggs Funds
5700 RiverTech Court
Riverdale, MD 20737-1250

Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services
Federated Shareholder
Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Independent Auditors
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219



Cusip 76656A 104 Cusip 76656A 203 Cusip 76656A 302 Cusip 76656A 500 Cusip 76656A
609 Cusip 76656A 807 Cusip 76656A 401 1061803A (6/98)




Combined Prospectus

June 30, 1998


Class B Shares
Riggs Stock Fund
Riggs Small Company Stock Fund
  (formerly RIMCO Small Capitalization
  Equity Fund)


Federated Securities Corp., Distributor
(formerly RIMCO Monument Funds)

Riggs Funds

(Formerly, RIMCO Monument Funds)

Class B Shares

Combined Prospectus

Riggs Funds (the "Trust"), an open-end management investment company (a mutual fund), offers investors interests in five separate investment portfolios, each
having a distinct investment objective and policies.      This prospectus
relates only to Class B Shares of Riggs Stock Fund and Riggs Small Company Stock Fund (together, the "Funds").

The investment adviser to the Funds is Riggs Investment Management Corp. ("RIMCO"), a subsidiary of Riggs Bank N.A. ("Riggs Bank"). Federated Securities Corp. is the distributor. This combined prospectus contains the information you should read and know before you invest in any of the Funds in the Trust. Keep this prospectus for future reference.

Additional information about the Trust is contained in the Trust's combined Statement of Additional Information dated June 30, 1998 which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling (301) 887-4280, or outside the Washington, D.C. metropolitan area by calling toll-free 1-800-934-3883.

The Shares offered by this prospectus are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Bank. Investment in these shares involves investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated June 30, 1998

TABLE OF CONTENTS
Summary of Fund Expenses................................   2
Synopsis................................................   3
Objective of Each Fund..................................   3
 Stock Fund.............................................   3
 Small Company Stock Fund...............................   4
Portfolio Investments and Strategies....................   5
 Borrowing Money........................................   5
 Diversification........................................   5
 Restricted and Illiquid Securities.....................   5
 Repurchase Agreements..................................   5
 When Issued and Delayed Delivery Transactions..........   6
 Lending of Portfolio Securities........................   6
 Convertible Securities.................................   6
 U.S. Government Securities.............................   6
 Equity Investment Considerations and Risk Factors......   6
 Put and Call Options...................................   6
 Futures and Options on Futures.........................   7
 Investing in Securities of Other Investment Companies..   7
 Demand Master Notes....................................   7
 Foreign Investments....................................   7
 Temporary Investments..................................   8
Riggs Funds Information.................................   8
 Management of Riggs Funds..............................   8
 Distributions of Class B Shares of the Funds...........   8
 Administration of the Funds............................   9
Net Asset Value.........................................   9
Investing in Class B Shares of the Funds................   9
 Share Purchases........................................   9
 Minimum Investment Required............................   9
 What Shares Cost.......................................   9
 Systematic Investment Program..........................   9
 Retirement Plans.......................................   9
 Conversion of Class B Shares...........................   9
 Confirmations and Account Statements...................  10
 Dividends..............................................  10
 Capital Gains..........................................  10
Exchanges...............................................  10
 Systematic Exchange Program............................  10
Redeeming Class B Shares................................  10
 Systematic Withdrawal Program..........................  11
 Contingent Deferred Sales Charge.......................  11
 Eliminating the Contingent Deferred Sales Charge.......  11
 Accounts with Low Balances.............................  11
Shareholder Information.................................  12
 Voting Rights..........................................  12
Effect of Banking Laws..................................  12
Tax Information.........................................  12
 Federal Income Tax.....................................  12
Performance Information.................................  12
Other Class of Shares...................................  12
 Financial Highlights--Class R Shares.. ................  14
Addresses...............................................  16




                            SUMMARY OF FUND EXPENSES

                        Shareholder Transaction Expenses
                                 Class B Shares

                                                                                               Small
                                                                                              Company    Stock
                                                                                            Stock Fund    Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                    None       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)         None       None
Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)(1)                                        5.00%      5.00%
Redemption Fees (as a percentage of amount redeemed, if applicable)                              None       None
Exchange Fee                                                                                     None       None

                           Annual Operating Expenses
                    (As a percentage of average net assets)

Management Fee                                                                                  0.80%      0.75%
12b-1 Fees                                                                                      0.75%      0.75%
Other Expenses                                                                                  0.38%      0.25%
 Shareholder Servicing Fee (after waiver)(2)                                                    0.00%      0.00%
Total Annual Operating Expenses(3)                                                              1.93%      1.75%

 (1) The contingent deferred sales charge for Class B Shares is 5.00% in the first year declining to 1.00% in the fifth year and 0.00% thereafter. (See "What Shares Cost".)
 (2) The shareholder servicing fee of each Fund has been reduced to reflect the voluntary waiver by the shareholder servicing agent. The shareholder servicing agent can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund the maximum shareholder servicing fee is 0.25%
 (3) Expenses in this table are estimated based on expenses expected during the fiscal year ending April 30, 1999. Actual expenses may be more or less than the amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Riggs Funds Information", "Investing in the Funds", and the Statement of Additional Information.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

                                                                                                                  Small
                                                                                                                 Company    Stock
Example                                                                                                         Stock Fund  Fund
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.
1 Year                                                                                                             $ 74      $72
3 Years                                                                                                            $101      $96
You would pay the following expenses on the same investment, assuming no redemptions.
1 Year                                                                                                             $ 22      $20
3 Years                                                                                                            $ 68      $63

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending April 30, 1999.

Stock Fund and Small Company Stock Fund also offer another class of shares, called Class R Shares, which are sold primarily to retail customers of Riggs Bank through Riggs Bank and its affiliates. Class R Shares are subject to lower contingent deferred sales charges and Rule 12b-1 fees than are Class B Shares. See "Other Class of Shares."



                             Synopsis

The Trust, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of any one portfolio may be offered in separate classes. This prospectus pertains only to Class B Shares of Riggs Stock Fund and Riggs Small Company Stock Fund.

As of the date of this prospectus, the Trust is comprised of the following five portfolios:

  . Riggs U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")-- seeks to provide current income consistent with stability of principal and liquidity by investing in U.S. Treasury obligations. Shares of U.S. Treasury Money Market Fund are issued in two separate classes: Class R Shares and Class Y Shares.

  . Riggs Prime Money Market Fund ("Prime Money Market Fund")--seeks to provide current income consistent with stability of principal and liquidity by investing exclusively in a portfolio of money market instruments maturing in 13 months or less. Shares of Prime Money Market Fund are issued in two separate classes: Class R Shares and Class Y Shares.

  . Riggs U.S. Government Securities Fund ("U.S. Government Securities
    Fund")--seeks to achieve current income by investing in a diversified portfolio limited primarily to U.S. government securities. Shares of U.S. Government Securities Fund are issued in a single class: Class R Shares.

  . Riggs Stock Fund ("Stock Fund")--seeks to provide growth of capital and income primarily through equity investments such as common stocks and securities convertible into common stocks. Shares of Stock Fund are issued in two separate classes: Class R Shares and Class B Shares.

  . Riggs Small Company Stock Fund ("Small Company Stock Fund")--seeks to provide long-term capital appreciation through equity securities of companies that have a market value capitalization of up to $1 billion. Shares of Small Company Stock Fund are issued in two separate classes: Class R Shares and Class B Shares.

For information on how to purchase shares of any of the Funds please refer to "Investing in the Funds." In most cases, a minimum initial investment of $1000 is required for each Fund. In most cases, subsequent investments must be in amounts of at least $100. See "Minimum Investment Required." Class B Shares are sold at net asset value without a sales charge, and are redeemed at net asset value, less a contingent deferred sales charge, as applicable. Information on redeeming Class B Shares can be found under "Redeeming Shares" and "Contingent Deferred Sales Charge." The Funds are advised by Riggs Investment Management
Corp.      Risk Factors     Investors should be aware of the following general
considerations. The market value of fixed-income securities may vary inversely in response to changes in prevailing interest rates. The market value of the equity securities, which constitute a major part of the investments of Stock Fund and Small Company Stock Fund, will also fluctuate, and the possibility exists that the value of common stocks could decline over short or even extended periods of time. The section entitled "Equity Investment Considerations and Risk Factors" also discloses the potential risks related to small capitalization stocks. The foreign securities in which several Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."


Year 2000 Statement

Like other mutual funds and business organizations worldwide, the Funds' service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Funds' and their service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. The Funds are continuing to analyze the financial impact of instituting a year 2000 compliant program on their operations. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Funds' operations
                             OBJECTIVE OF EACH FUND

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus and, with respect to the Money Market Funds, by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this prospectus and in the combined Statement of Additional Information.

Stock Fund

The investment objective of the Stock Fund is to provide growth of capital and income. The Fund pursues its investment objective primarily through equity investments, such as common stocks and securities convertible into common stocks.

Acceptable Investments
The securities in which the Fund invests include, but are not limited to:

  . common stocks and securities convertible into common stocks which will be primarily composed of issues of high quality large capitalization domestic companies. See "Portfolio Investments and Strategies." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in stocks. These will generally be readily recognizable companies whose earnings and dividends are growing at above average rates;

  . preferred stocks, corporate bonds, notes, warrants, and rights;

  . American Depositary Receipts ("ADRs"), which are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The Fund may invest up to 20% of its net assets in ADRs;

  . commercial paper rated A-1 by Standard & Poor's (S&P),
    Prime-1 by Moody's Investor Services, Inc. (Moody's) or F-1+ or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;


  . certificates of deposit, demand and time deposits, savings shares, bankers acceptances and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions ("Bank Instruments") having capital surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit-enhanced with a bank's letter of credit as Bank Instruments; and

  . securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and variable amount demand master notes and engage in put and call options, futures and options on futures and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

In selecting investments for the Fund, the investment adviser follows a value-based, disciplined investment philosophy. Using a computer model and hands-on fundamental analysis, stocks are selected based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.

Computer screens based upon value criteria are applied to a listing of 750 stocks that are selected based upon market capitalization, trading volume, and availability of data, to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

Portfolio Turnover

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

Investment Limitations
The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

Small Company Stock Fund

The investment objective of the Small Company Stock Fund is to provide long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a broad, diversified range of equity securities comprising the small capitalization sector of the United States equity market (companies which have a market value capitalization up to $1.2 billion.)

Acceptable Investments
The securities in which the Fund invests include, but are not limited to:



  . common stocks, and securities convertible into common stocks which will be primarily composed of issues of small capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in equity securities of companies that have a market value capitalization of up to $1.2 billion;

  . preferred stocks, real estate investment trusts, corporate bonds, notes, warrants, and rights;

  . ADRs of foreign companies as described above under "Stock Fund--Acceptable
    Investments;"

  . commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch, and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

  . instruments of domestic and foreign banks and savings associations as described under "Stock Fund--Acceptable Investments;" and

  . securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

While the Fund will only purchase corporate debt obligations that, at the time of purchase, are rated in the top three rating categories, in the event that any such security is downgraded to the fourth category, the Fund may continue to hold the security. Obligations rated in the lowest of the top four ratings, such as a by Moody's or BBB by S&P or Fitch, have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Fund will dispose of the security.

In selecting investments for the Fund, the investment adviser employs the same value-based, disciplined investment philosophy that is described above with respect to the Stock Fund, and applies it small capitalization sector of the equity market. Using a computer model and hands-on fundamental analysis, small capitalization stocks are selected based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.

Computer screens based upon value criteria are applied to a listing of small capitalization stocks that are selected using the same methodology that is used for the Stock Fund to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each small capitalization stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and engage in when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments as well as the potential risks related to small capitalization stocks. The Fund's investments in real estate investment trusts may be subject to risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in interest rates, and other factors discussed under this heading in the Statement of Additional Information.

Investment Limitations
The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."



                      PORTFOLIO INVESTMENTS AND STRATEGIES

Borrowing Money

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

Diversification

With respect to 75% of the value of total assets, the Funds will not invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. The Funds will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

Restricted and Illiquid Securities

The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Funds will limit investments in illiquid securities (including certain restricted securities not determined by the Trustees to be liquid, nonnegotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to 15% of their net assets.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.

Repurchase Agreements

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

When-Issued and Delayed Delivery Transactions

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The sellers' failure to complete the transaction may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Convertible Securities

The Funds may invest in convertible securities rated, at the time of purchase, BBB or better by S&P, Moody's, or Fitch, or, if unrated, of comparable quality as determined by the Fund's adviser. (If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed-income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

U.S. Government Securities

The U.S. government securities in which the Funds may invest include: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), and obligations issued by U.S. government agencies or instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

Equity Investment Considerations and Risk Factors

As with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that the value of common stocks could decline over short or even extended periods of time.

With respect to the Small Company Stock Fund, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in this Fund. small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the Standard & Poor's 500 Index.

Put and Call Options

The Funds may purchase put options on portfolio securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. These Funds may also write covered call options on all or any portion of their portfolio to generate income. As a writer of a call option, a Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. A Fund will write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration. The Funds may also purchase call options which give the Funds the ability to purchase portfolio securities in the future at a price specified in the call option.

A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by a Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Futures and Options on Futures

The Funds may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect their portfolio securities against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Funds may purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. These Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time they enter into the transactions. As a purchaser of a call option on a futures contract, these Funds are entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Funds may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Risks
When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in that Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

Investing in Securities of Other Investment Companies

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general unless permitted to do so by order of the Securities and Exchange Commission. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. Shareholders should realize that when a Fund invests in other investment companies, certain Fund expenses, such as advisory fees, custodian fees and administrative fees, may be duplicated. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

Demand Master Notes

The Funds may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Foreign Investments

ADRs, ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, Europaper and foreign debt obligations are subject to somewhat different risks than corresponding securities of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of dividends, principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuer, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the investment adviser in selecting investments for a Fund.

Temporary Investments

The Stock Fund, Small Company Stock Fund, and U.S. Government Securities Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes (up to 100% of a Fund's respective total assets) and to maintain liquidity (up to 35% of a Fund's respective total assets). Cash items may include short-term obligations such as obligations of the U.S. government or its agencies or instrumentalities and repurchase agreements.



                            RIGGS FUNDS INFORMATION

Management of Riggs Funds

Board of Trustees

The Trust is managed by a Board of Trustees (the "Trustees"). The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

Investment Adviser

Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by RIMCO, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

 Advisory Fees

 The Adviser receives an annual investment advisory fee at annual rates equal to 0.75% Stock Fund's and Small Company Stock Fund's average net assets. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion.

 Adviser's Background

 RIMCO is a subsidiary of Riggs Bank, which is a subsidiary of Riggs National Corporation, a bank holding company. RIMCO has advised the Riggs Funds since September 1991, and as of April 30, 1998, provides investment advice for assets approximating $2.8 billion. RIMCO has a varied client base of over 100 other relationships including corporate, union and public pension plans, foundations, endowments and associations. As part of its regular banking operations, Riggs Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Riggs Bank. The lending relationship will not be a factor in the selection of securities.

 Philip D. Tasho is the Chief Executive Officer and Chief Investment Officer of RIMCO and served as the manager of the Stock Fund from its inception through June 1994. Most recently, Mr. Tasho was a Vice President at Shawmut Investment Advisers in Boston, MA from 1994 to 1995. Prior to that, Mr. Tasho served as a Managing Director of RIMCO and was a member of the senior management committee from 1990 to 1994. He also served as a Senior Portfolio Manager for the Sovran Bank in Bethesda and as Director of Research for the same bank at its Richmond head office. He started his career as a Trust Investment Officer for the First American Bank in Washington. Mr. Tasho earned a B.A. in Russian from Grinnel College and an M.B.A. in Finance and Investments from George Washington University. He holds a CFA from the Institute of Chartered Financial Analysts. Mr. Tasho assumed portfolio management responsibility of the Stock and Small Company Stock Funds in November 1995.

Distribution of Class B Shares of the Funds

Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

Distribution Plan and Shareholder Services Plan

Pursuant to the provisions of the distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Class B Shares of the Stock Fund and Small Company Stock Fund may pay to the distributor a fee computed at an annual rate of up to 0.75% of the average daily net assets of such Funds. (In addition, the Class R Shares of the Stock Fund and Small Company Stock Fund are subject to a Rule 12b-1 distribution fee as described under the caption "Other Classes of Shares" and in a separate prospectus relating to Class R Shares.)

The classes of shares of each Fund represent interests in one common investment portfolio but differ in that shares are subject to different distribution expenses paid pursuant to the Plan. Class B Shares are sold primarily to retail customers through broker/dealers which are not affiliated with Riggs Bank. See "Other Classes of Shares" for a description of Class R Shares of the Funds.

The distributor may from time to time and for such periods as its deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Class B Shares exceed such lower expense limitation as the distributor may, by notice of the Trust, voluntarily declare to be effective.

Under the Plan, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and brokers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Class B Shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Plan is a compensation type plan. As such, the Class B Shares of the Funds make no payments to the distributor except as described above. Therefore, the Class B Shares of the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Class B Shares of the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Class B Shares of the Funds under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which both classes of shares of the Funds may make payments up to 0.25% of the average daily net asset value of a Fund's shares, computed at an annual rate to obtain certain services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

Supplemental Payments to Financial Institutions

In addition to payments pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of a Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Funds' investment adviser or its affiliates.

Administration of the Funds
Administrative Services

Federated Services Company, a subsidiary of Federated Investors, Inc., provides certain administrative personnel and services (including certain legal, financial reporting and transfer agency services) necessary to operate the Funds. Federated Administrative Services Company provides these services at an annual rate of 0.16% of the average daily net assets of the Trust.

Federated Services Company may voluntarily waive a portion of its fee.

Custodian

Riggs Bank, Washington, D.C., is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Riggs Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

                                NET ASSET VALUE

Net asset value per share of the Funds fluctuates and is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

On Monday through Friday, the Funds calculate net asset value at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Washington, D.C.
time), except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                    INVESTING IN CLASS B SHARES OF THE FUNDS

Share Purchases

Class B Shares of the Funds are sold on days on which both the New York Stock Exchange and the Federal Reserve Wire system are open for business. Shares of the Funds may be purchased through authorized broker/dealers. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request and will not accept any purchase request without having first received a completed account application.

Shares will be purchased at net asset value after the Fund receives the purchase request from Riggs Bank. Purchase requests through authorized brokers and dealers must be received by Riggs Bank and transmitted to the Fund before 3:00 p.m. (Washington, D.C. time) in order for shares to be purchased at that day's
public offering price.      Minimum Investment Required     The minimum initial
investment in each Fund is $1000, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the Riggs
Funds.      The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program.

What Shares Cost
Shares of the Funds are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Funds at the time of purchase.

Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the Riggs Funds and invested in Fund shares at the net asset value next determined after an order is received. Shareholders may apply for participation in this program through Riggs Bank or
an authorized broker or dealer.      Retirement Plans Shares of the Funds can be
purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Bank and consult a tax adviser.

Conversion of Class B Shares

Class B Shares will automatically convert into Class R Shares after six full years from the purchase date. Such conversion will be on the basis of the relative net asset value per share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another fund will convert into Class R Shares based on the time of the initial purchase.

Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Funds will not issue share certificates.

Dividends

Dividends on the Stock Fund and Small Company Stock Fund are declared and paid quarterly. Unless cash payments are requested by shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

Capital Gains
Capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

                                   EXCHANGES

A shareholder may generally exchange Class B Shares of one Fund for Class B Shares of another Fund in the Trust and for Class R Shares of Riggs Prime Money Market Fund by calling the number on the front page of this prospectus, or by writing to Riggs Bank. Shares purchased by check are eligible for exchange. A contingent deferred sales charge ("CDSC") is not assessed in connection with such exchanges, but if the shareholder redeems shares within five years of the original purchase, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned shares will be measured from the date of original purchase and will not be affected by the exchange.

Orders to exchange shares of one Fund for shares of any of the other Funds will be executed by redeeming the shares owned and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

An authorization form permitting a Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares By Mail.") Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The Funds reserve the right to modify or terminate the exchange privilege at any time. Shareholders will be notified prior to any modification or termination of this privilege. Shareholders may obtain further information on the exchange privilege by calling Riggs Funds Shareholder Services at (301) 887-4280 or outside the metropolitan Washington, D.C. area toll-free 1-800-934-3883.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at anytime. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

Systematic Exchange Program

Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly or annual basis may take advantage of a systematic exchange privilege. The minimum amount that may be exchanged is $50. Shareholders interested in participating in this program should contact Riggs Funds Shareholder Services for more information.
                            REDEEMING CLASS B SHARES

Each Fund redeems Class B Shares (and any Class R Shares of Riggs Prime Money Market Fund acquired in exchange for Class B Shares) at their net asset value, less any applicable CDSC, next determined after Riggs Bank receives the
redemption request.      Redemptions will be made on days on which both the New
York Stock Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

By Telephone

A shareholder may redeem shares of a Fund by calling the number on the front page of this prospectus. Shares will be redeemed at the net asset value, less any applicable CDSC, next determined after a Fund receives the redemption request from Riggs Bank. Although Riggs Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

A redemption request with respect to Stock Fund and Small Company Stock Fund must be received by Riggs Bank before 4:00 p.m. (Washington D.C. time) in order for shares to be redeemed at that day's net asset value. Riggs Bank is responsible for promptly submitting redemption requests and providing proper redemption instructions to a Fund. If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as by mail, should be considered.

By Mail
Shareholders may redeem shares of a Fund by sending a written request to Riggs Bank N.A., P.O. Box 96656, Washington, D.C. 20090-6656. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed by each registered owner exactly as the shares are registered. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Riggs Bank.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

  . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

  .  a member of the New York, American, Midwest, or Pacific
     Stock Exchange;

  . a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

  . any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request by mail or by wire. Upon shareholder request, the proceeds may be credited to an account at Riggs Bank.

Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Once a Fund account has been opened, shareholders may withdraw from their investment on a regular basis in a minimum amount of $50. Under this program, Fund shares are redeemed at net asset value, less any applicable CDSC, to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Bank or an authorized broker or dealer.

Contingent Deferred Sales Charge

Shareholders redeeming Class B Shares (and any Class R Shares of Riggs Prime Money Market Fund acquired in exchange for Class B Shares) from the Funds within five years of the purchase date will be charged a CDSC. The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. The CDSC will not be imposed with respect to shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the CDSC, the required holding period for new shares received through an exchange will include the period for which the original shares were held. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with
the following schedule:
     Year of Redemption  Contingent Deferred
       After Purchase        Sales Charge
           First                5.00%
           Second               4.00%
           Third                3.00%
           Fourth               2.00%
           Fifth                1.00%
           Sixth                0.00%

Eliminating the Contingent Deferred Sales Charge
Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

  . following the death or disability, as defined in Section 72(m)(7)of the Internal Revenue Code of 1986, of the last surviving shareholder;

  . representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2;

  . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements; and

  . which are qualifying redemptions of shares under a Systematic Withdrawal Program.

For more information regarding any of the above provisions, contact Riggs Bank or the Fund. The Funds reserve the right to discontinue or modify these provisions. Shareholders will be notified of such action.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. The required minimum value may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

                            SHAREHOLDER INFORMATION

Voting Rights

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of June 3, 1998, Riggs Bank may for certain purposes be deemed to control the Funds because it is owner of record of
certain shares of the Funds.      Trustees may be removed by the trustees or by
shareholders at a special meeting. A special meeting of the shareholders shall be called by the trustees upon the written request of shareholders owning at least 10% of the trust's outstanding shares.

                             EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Riggs Bank, its parent, Riggs National Corporation, and Riggs affiliates are broadly subject to these requirements.

Riggs Bank believes that it and its affiliates may perform those services for the Trust contemplated by those agreements entered into between them and the Trust without violating the laws or regulations referred to above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.



                                TAX INFORMATION

Federal Income Tax

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time the Stock Fund and Small Company Stock Fund may advertise total return and all of the Funds may advertise yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yields of the Stock Fund and Small Company Stock Fund are calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.

                             OTHER CLASS OF SHARES

Stock Fund and Small Company Stock Fund also offer another class of shares called Class R Shares. Class R Shares are sold at net asset value and are redeemed at net asset value, less any applicable CDSC of 2.00% of the lesser of
(i) the net assets value of the redeemed shares at the time of purchase or (ii) the net asset value of the redeemed shares at the time of redemption.

Class R Shares are sold primarily to retail customers of Riggs Bank through Riggs Bank and its affiliates. The minimum initial investment is$1000.

Both classes are subject to certain of the same expenses.

Class R Shares are subject to Rule 12b-1 fees at an annual rate of up to 0.25% of the average daily net assets and are subject to shareholder services fees at an annual rate of up to 0.25% of the average daily net assets.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for Class R Shares, investors may call (301) 887-4280, or outside the Washington, D.C. metropolitan area, toll-free 1-800-934-3883.



Class B Shares were not offered prior to July 1, 1998. Set forth on the following pages are Financial Highlights for Class R Shares of Stock Fund for the five fiscal years ended April 30, 1998, and for Class R Shares of Small Company Stock Fund for the period February 27, 1995 (date of inception) through April 30, 1998. As discussed above, expense differences between Class R Shares and Class B Shares may affect the performance of each class.

                     FINANCIAL HIGHLIGHTS--RIGGS STOCK FUND

                                 Class R Shares

(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                              Year Ended April 30,
                            1998 1997 1996 1995 1994
Net asset value, beginning of period                $  15.41   $ 15.84   $ 12.69   $ 11.89   $ 10.46
Income from investment operations
 Net investment income                                  0.11      0.20      0.18      0.20      0.16
 Net realized and unrealized gain on investments        5.20      2.28      4.00      1.39      1.44
 Total from investment operations                       5.31      2.48      4.18      1.59      1.60
Less distributions
 Distributions from net investment income              (0.11)    (0.20)    (0.18)    (0.19)    (0.16)
 Distributions from net realized gain                  (4.04)    (2.71)    (0.85)    (0.60)    (0.01)
 Total distributions                                   (4.15)    (2.91)    (1.03)    (0.79)    (0.17)
Net asset value, end of period                      $  16.57   $ 15.41   $ 15.84   $ 12.69   $ 11.89
Total return (a)                                       39.68%    16.34%    33.73%    14.16%    15.28%
Ratios to average net assets
 Expenses                                               0.93%     0.91%     0.96%     0.98%     1.00%
 Net investment income                                  0.63%     1.26%     1.26%     1.66%     1.36%
 Expense reimbursement/waiver (b)                       0.07%     0.12%     0.12%     0.14%     0.20%
Supplemental data
 Net assets, end of period (000 omitted)            $117,115   $89,142   $84,797   $66,019   $58,597
 Average commission rate paid (c)                   $ 0.0668   $0.0619   $0.0687        --        --
 Portfolio turnover                                       94%       75%       81%       46%       89%

 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.
Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.



               FINANCIAL HIGHLIGHTS--RIGGS SMALL COMPANY STOCK FUND

          (formerly, RIMCO Monument Small Capitalization Equity Fund)

                                 Class R Shares

(For a share outstanding throughout each period)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 22, 1998, on the Trust's financial statements for the year ended April 30, 1998, is included in the Combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                              Year Ended April 30,
                             1998 1997 1996 1995(a)
Net asset value, beginning of period                       $ 12.80    $ 14.10    $ 10.43    $ 10.00
Income from investment operations
 Net investment income                                       (0.04)     (0.01)     (0.02)      0.02
 Net realized and unrealized gain (loss) on investments       9.23      (0.47)      4.05       0.41
 Total from investment operations                             9.19      (0.48)      4.03       0.43
Less distributions
 Distributions from net investment income                       --         --      (0.01)        --
 Distributions from net realized gain on investments         (3.19)     (0.82)     (0.35)        --
 Total distributions                                         (3.19)     (0.82)     (0.36)        --
Net asset value, end of period                             $ 18.80    $ 12.80    $ 14.10    $ 10.43
Total return (b)                                             77.85%     (3.76%)    39.43%      4.30%
Ratios to average net assets
 Expenses                                                     1.09%      1.00%      1.14%      1.66%*
 Net investment income                                       (0.26%)    (0.07%)    (0.13%)     0.98%*
 Expense reimbursement/waiver (c)                             0.09%      0.46%      0.80%      1.54%*
Supplemental data
 Net assets, end of period (000 omitted)                   $58,223    $27,777    $19,289    $ 7,609
 Average commission rate paid (d)                          $0.0631    $0.0691    $0.0650         --
 Portfolio turnover                                            108%        93%        70%         8%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended April 30, 1998, which can be obtained free of charge.

Riggs Stock Fund
Class B Shares
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Riggs Small Company
Stock Fund
Class B Shares
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Riggs Investment Management Corp.
800 17th Street N.W. Washington, D.C. 20006-3950 Custodian Riggs Bank N.A. Riggs
Funds 5700 RiverTech Court Riverdale, MD 20737-1250      Transfer Agent,
Dividend Disbursing Agent, and Portfolio Accounting Services Federated Shareholder Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, Pennsylvania 15222-3779

Independent Auditors
Ernst & Young LLP
One Oxford Centre
Pittsburgh, Pennsylvania 15219


Cusip 76656A 708
Cusip 76656A 880
G00355-01 (6/98)




                                   Riggs Funds
                        (Formerly, RIMCO Monument Funds)
                      Riggs U.S. Treasury Money Market Fund
                                 Class R Shares
                                 Class Y Shares
                          Riggs Prime Money Market Fund
                                 Class R Shares
                                 Class Y Shares
                      Riggs U.S. Government Securities Fund
                           (Formerly, RIMCO Bond Fund)
                                 Class R Shares
                                Riggs Stock Fund
                                 Class R Shares
                                 Class B Shares
                         Riggs Small Company Stock Fund
               (Formerly, RIMCO Small Capitalization Equity Fund)
                                 Class R Shares
                                 Class B Shares


                       Statement Of Additional Information




This Statement of Additional Information should be read with the combined prospectuses of Riggs Funds (the "Trust"), dated June 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling the Trust.

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779
                                                   Statement dated June 30, 1998



[GRAPHIC OMITTED]

     Cusip 76656A401 Cusip 76656A302 Cusip 76656A203 Cusip 76656A104 Cusip
     76656A500 Cusip 76656A609 Cusip 76656A708 Cusip 76656A807 Cusip 76656A880

     1061803B (6/98)

65

Table of Contents

General Information About the Trust      1

Investment Objective and Policies of the Funds  1
  Repurchase Agreements                  1
  Reverse Repurchase Agreements          1
  Credit Enhancement                     1
  When-Issued and Delayed Delivery Transactions       2
  Restricted and Illiquid Securities     2
  Lending of Portfolio Securities        2
  U.S. Government Securities             2
  Bank Instruments                       3
  Money Market Instruments Ratings       3
  Funding Agreements                     3
  Futures and Options Transactions       3
  Futures Contracts                      4
  Put Options on Futures Contracts       4
  Call Options on Futures Contracts      4
  "Margin" in Futures Transactions       5
  Collateralized Mortgage Obligations (CMOs)    5
  Real Estate Investment Trusts          6
  Convertible Securities                 6
  Warrants                               6
  Portfolio Turnover                     6
  Investment Limitations                 6
  Regulatory Compliance                  9

Riggs Funds Management                   9
  Fund Ownership                        13
  Trustees Compensation                 13
  Trustee Liability                     14
  Massachusetts Partnership Law         14

Investment Advisory Services            14
  Adviser to the Trust                  14
  Advisory Fees                         14

Administrative Services                 15
  Custodian                             15
  Transfer Agent, Dividend Disbursing Agent
    and Portfolio Accounting Services   15
  Independent Auditors                  15



Brokerage Transactions                  15

Purchasing Shares                       16
  Distribution Plan and
    Shareholder Services Plan           16
  Conversion to Federal Funds           16

Determining Net Asset Value             16
  Determining Market Value of Securities 16
  Use of the Amortized Cost Method      17

Redeeming Shares                        18
  Contingent Deferred Sales Charge      18
  Redemption in Kind                    18

Tax Status                              18
  The Funds' Tax Status                 18
  Shareholders' Tax Status              18
  Capital Gains                         18

Total Return                            19

Yield                                   19

Effective Yield                         19

Performance Comparisons                 20
  Economic and Market Information       20
  U.S. Treasury Money Market Fund       20
  Prime Money Market Fund               21
  U.S. Government Securities Fund       21
  Stock Fund                            22
  Small Company Stock Fund              22

Financial Statements                    22

Appendix                                23

General Information About the Trust
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. At a meeting of the Board of Trustees (the "Trustees") held on May 13, 1998, the Trustees approved an amendment to the Declaration of Trust to change the name of RIMCO Monument Funds. to Riggs Funds. As of the date of this Statement, the Trust consists of five separate portfolios of securities (the "Funds") which are as follows: Riggs U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund"), Riggs Prime Money Market Fund ("Prime Money Market Fund"), Riggs U.S. Government Securities Fund ("U.S. Government Securities Fund"), Riggs Stock Fund ("Stock Fund") and Riggs Small Company Stock Fund ("Small Company Stock Fund").

As of the date of this Statement, Shares of the Funds are offered in three classes: U.S. Treasury Money Market Fund Class R Shares and Class Y Shares; Prime Money Market Fund Class R Shares and Class Y Shares; Stock Fund Class R Shares and Class B Shares; Small Company Stock Fund Class R Shares and Class B Shares, and U.S. Government Securities Fund Class R Shares. Prior to August 23, 1995, Prime Money Market Fund offered a single class of shares, which are currently designated as Class R Shares.

Investment Objective and Policies of the Funds
The Prospectuses discuss the objective of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectuses.

The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Repurchase Agreements

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

Credit Enhancement

The Prime Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. As a matter of policy, the Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

Restricted and Illiquid Securities

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non- exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Trust, on behalf of the Funds, believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities for determination to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

Lending of Portfolio Securities

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

U.S. Government Securities

The types of U.S. government securities in which the Prime Money Market Fund, U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

      o the full faith and credit of the U.S. Treasury;

      o the issuer's right to borrow from the U.S. Treasury;

      o the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or

      o the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities whose obligations are permissible investments but may not always receive financial support from the U.S. government are: the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.

Bank Instruments

Prime Money Market Fund, U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may invest in the instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.

In addition, the Funds may invest in:

      o Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

      o Eurodollar Time Deposits ("ETDs"), which are U.S. dollar- denominated deposits in foreign branches of U.S. or foreign banks;

      o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

      o Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Money Market Instruments Ratings

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1+ or F-1 by Fitch IBCA, Inc. ("Fitch"), are all considered rated in the highest short-term rating category. The Prime Money Market Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance," and the Appendix to this Statement of Additional Information.

Funding Agreements

Prime Money Market Fund may purchase funding agreements ("Agreements"), which are investment instruments issued by highly rated U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer.

The Fund will only purchase Agreements from issuers which, at the time of purchase, meet quality and credit standards established by the Fund's adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Futures and Options Transactions

U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may engage in futures and options transactions. In an effort to reduce fluctuations in the net asset value of shares of a Fund, a Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, (or over- the-counter put options on futures contracts in the case of U.S. Government Securities Fund) and writing call options on futures contracts. A Fund may also write covered call options on portfolio securities to attempt to increase its current income. A Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. With respect to Bond Fund, an option position on financial futures contracts may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series. With respect to Stock Fund and Small Company Stock Fund, an option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.

Futures Contracts

U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may engage in futures contracts. A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, U.S. Government Securities Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. U.S. Government Securities Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

Put Options on Futures Contracts

U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may engage in put options on futures contracts. A Fund may purchase listed put options on futures contracts (or over-the-counter put options on futures contracts in the case of U.S. Government Securities Fund). Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. A Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option may be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

Call Options on Futures Contracts

U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may engage in call options on futures contracts. In addition to purchasing put options on futures, U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may write listed call options on futures contracts (or over-the-counter call options on futures contracts in the case of U.S. Government Securities Fund) to hedge its respective portfolio against, for example, an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise (in the case of U.S. Government Securities Fund) or as stock prices fall (in the case of Stock Fund and Small Company Stock Fund), causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.

In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially to offset the drop in value of a Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities.

A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

Unlike the purchase or sale of a security, neither U.S. Government Securities Fund, Stock Fund, nor Small Company Stock Fund pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by U.S. Government Securities Fund, Stock Fund, or Small Company Stock Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

The Funds will comply with the following restrictions when purchasing and selling futures contracts. First, the Funds will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of its respective total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Funds will not enter into these contracts for speculative purposes. Third, since the Funds do not constitute a commodity pool, they will not market themselves as such, nor serve as vehicles for trading in the commodities futures or commodity options markets. Connected with this, the Funds will disclose to all prospective investors, the limitations on their futures and option transactions, and make clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Finally, because the Funds will submit to the CFTC special calls for information, the Funds will not register as commodities pool operators.

Collateralized Mortgage Obligations (CMOs)

U.S. Government Securities Fund may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities, such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Generally-speaking, the mortgages underlying mortgage-backed securities often may be prepaid without penalty or premium. Therefore, mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayments for the other tranches. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

Real Estate Investment Trusts

The Small Company Stock Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

Convertible Securities

When owned as part of a unit along with warrants, which entitle the holder to buy the common stock, convertible securities function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Funds will exchange or convert the convertible securities held in their portfolios into shares of the underlying common stocks when, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Funds in achieving their investment objectives. Otherwise, the Funds will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Fund's adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund's adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

Stock Fund and Small Company Stock Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Portfolio Turnover

For the fiscal years ended April 30, 1998 and 1997, the U.S. Government Securities Fund portfolio turnover rates were 175% and 171%, respectively. Stock Fund's portfolio turnover rates were 94% and 75% respectively. Small Company Stock Fund's portfolio turnover rates were 108% and 93%, respectively.

Investment Limitations

   Issuing Senior Securities and Borrowing Money

      The Funds will not issue senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

   Selling Short and Buying on Margin

      The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by U.S. Government Securities Fund, Stock Fund, or Small Company Stock Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

   Pledging Assets

      The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases U.S. Treasury Money Market Fund and Prime Money Market Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets of a Fund at the time of the pledge, while U.S. Government Securities Fund, Stock Fund, and Company Stock Fund may pledge assets having a value of 15% of assets taken at cost. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

   Lending Cash or Securities

      The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable amount demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

   Investing in Restricted Securities

      Prime Money Market Fund, U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund will not invest more than 10% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees. U.S. Treasury Money Market Fund will not purchase or sell securities which are restricted as to resale under federal securities law.

   Investing in Commodities

      None of the Funds will invest in commodities, except to the extent that U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may engage in transactions involving futures contracts or options on futures contracts.

   Investing in Real Estate

      None of the Funds will purchase or sell real estate, including limited partnership interests, although Prime Money Market Fund, U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

   Diversification of Investments

      With respect to 75% of the value of its respective total assets, Prime Money Market Fund, U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. No Fund will acquire more than 10% of the outstanding voting securities of any one issuer.

   Concentration of Investments

      No Fund will invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities or repurchase agreements collateralized by these securities), except that Prime Money Market Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments (i.e., repurchase agreements).

   Underwriting

      A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to a Fund without approval of holders of a majority of that Fund's shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

   Investing in Illiquid Securities

      The U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund will not invest more than 15% and the Prime Money Market Fund will not invest more than 10% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice; and, in the case of U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund, including over-the-counter options; in the case of Prime Money Market Fund, U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund, including certain restricted securities not determined by the Trustees to be liquid; and, in the case of Prime Money Market Fund, non-negotiable fixed income time deposits with maturities over seven days.

   Investing in Securities of Other Investment Companies

      Unless permitted by order of the Securities and Exchange Commission, the Funds will limit their respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, and will not invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general. U.S. Treasury Money Market Fund and Prime Money Market Fund will limit their investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to their own. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

   Arbitrage Transactions

      A Fund will not enter into transactions for the purpose of engaging in arbitrage.

   Options and Related Transactions

      A Fund will not purchase put or call options on securities or on futures contracts, except that U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund may engage in put and call options, futures and options on futures.

   Purchasing Securities to Exercise Control

      A Fund will not purchase securities of a company for the purpose of exercising control or management.

   Investing in Warrants

      The Funds will not invest in warrants, except that Stock Fund and Small Company Stock Fund may invest not more than 5% of their respective net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Funds in units with or attached to securities may be deemed to be without value.

Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Funds did not borrow money or pledge securities in excess of 5% of the value of their respective net assets in the last fiscal year and have no present intent to do so in the coming fiscal year.

For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Regulatory Compliance

The Prime Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in its prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a- 7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

Riggs Funds Management
Officers and Trustees are listed with their addresses, birthdates, present positions with Riggs Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Inc., Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.
Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate:  September 3, 1939

Trustee

Formerly, Partner, Anderson Worldwide SC; Director or Trustee of the Funds.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.








Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public  Relations/Marketing/Conference  Planning;  Director  or  Trustee  of the
Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Inc., Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 22, 1962

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.



Officers and Directors own less than 1% of the Fund's outstanding Shares.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.


Fund Ownership

Officers and Trustees own less than 1% of the outstanding shares of each Fund. The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following Funds, as of June 22, 1998, Riggs Bank N.A., Washington, D.C., acting in various capacities for numerous accounts, owned of record, approximately: 70,602,650 Class Y Shares (60.42%) of U.S. Treasury Money Market Fund; 228,241,127 Class Y Shares (74.57%) of Prime Money Market Fund; 573,000 Class R Shares (45.49%) of Prime Money Market Fund; 2,855,705 Class R Shares (79.87%) of U.S. Government Securities Fund; 4,260,658 Class R Shares (62.52%) of Stock Fund; and 2,460,344 Class R Shares (81.96%) of Small Company Stock Fund. Hare & Co., New York, NY, owned approximately 16,503,173 Class Y Shares (14.12%) of U.S. Treasury Money Market Fund; Monumental Investment Group Profit Sharing Plan, Washington, D.C., owned approximately 10,674,017 Class Y Shares (9.14%) of U.S. Treasury Money Market Fund; Mary Jo O'Connor, Bethesda, MD, owned approximately 245,245 Class Y Shares (19.47%) of Prime Money Market Fund; James B. Shank, Alexandria, VA, owned approximately 149,900 Class Y Shares (11.90%) of Prime Money Market Fund; and Donald H. Platt and Celia H. Platt owned approximately 98,285 Class Y Shares of Prime Money Market Fund. Collier Shannon Profit Sharing, Washington, D.C., owned approximately 414,047 Class R Shares (6.08%) of Stock Fund.



Trustees Compensation


                         AGGREGATE
NAME,                  COMPENSATION
POSITION WITH              FROM
TRUST                     TRUST*#

John F. Donahue
Chairman and Trustee        $0

Thomas G. Bigley
Trustee                 $1,554

Nicholas Constantakis
Trustee                   $381

John T. Conroy, Jr.
Trustee                 $1,710

William J. Copeland
Trustee                 $1,710

James E. Dowd
Trustee                 $1,710

Lawrence D. Ellis, M.D.
Trustee                 $1,554

Edward L. Flaherty, Jr.
Trustee                 $1,710

Edward C. Gonzales
President, Treasurer and Trustee        $0

Peter E. Madden
Trustee                 $1,554

John E. Murray, Jr.
Trustee                 $1,554

Wesley W. Posvar
Trustee                 $1,554

Marjorie P. Smuts
Trustee                 $1,554

* Information is furnished for the fiscal year ended April 30, 1998.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, the Trust is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

Investment Advisory Services
Adviser to the Trust

The Trust's investment adviser is Riggs Investment Management Corporation ("RIMCO"). It is a subsidiary of Riggs Bank N.A. ("Riggs Bank"). The adviser shall not be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Riggs Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Riggs Bank or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, Riggs Investment Management Corp. receives an annual investment advisory fee as described in the prospectus. For the years ended April 30, 1998, 1997 and 1996, the adviser earned fees from the U.S. Treasury Money Market Fund of $704,027, $672,065, and $484,117, respectively, of which $119,268, $173,436, and $174,327, respectively, were waived. For the years ended April 30, 1998, 1997 and 1996, the adviser earned fees from the Prime Money Market Fund of $1,803,267, $1,954,745, and $1,644,269, respectively, of which $409,724, $676,608, and $637,538, respectively, were waived. For the years ended April 30, 1998, 1997 and 1996, the adviser earned fees from the U.S. Government Securities Fund of $246,668, $255,588, and $369,027, respectively, of which $131,556, $136,314, and $196,769, respectively, were waived. For the years ended April 30, 1998, 1997 and 1996, the adviser earned fees from the Stock Fund of $790,694, $622,704, and $587,141, respectively, of which $78,554, $99,633, and
$93,942, respectively, were waived. For the years ended April 30, 1998 1997, and 1996, the adviser earned fees from the Small Company Stock Fund of $338,723, $184,690, and $119,209, respectively, of which $36,697, $105,949, and 119,209, respectively, were waived.

Administrative Services
Federated Administrative Services, which is a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for the fees set forth in the prospectus. For the years ended April 30, 1998, 1997 and 1996, Federated Administrative Services earned from the U.S. Treasury Money Market Fund fees equal to $186,366, $171,345, and $128,886, respectively. For the years ended April 30, 1998, 1997 and 1996, Federated Administrative Services earned from Prime Money Market Fund fees equal to $478,888, $497,453, and $436,703, respectively. For the years ended April 30, 1998, 1997 and 1996, Federated Administrative Services earned from the U.S. Government Securities Fund fees equal to $48,888, $51,473, and $65,580, respectively. For the years ended April 30 1998, 1997 and 1996, Federated Administrative Services earned from the Stock Fund fees equal to $139,892, $106,088, and $104,255, respectively. For the years ended April 30, 1998 and 1997, and 1996, Federated Administrative Services earned from the Small Company Stock Fund fees equal to $58,191, $49,978, and $49,999, of which $0, $0, and $0, respectively, were waived.

Federated Shareholder Services Company ("FServ"), a subsidiary of Federated Services Company, is the Funds' portfolio accountant, transfer agent and dividend disbursing agent. For the years ended April 30, 1998, 1997 and 1996, FServ received from the U.S. Treasury Money Market Fund fees equal to $56,082, $68,994, and $70,342, respectively. For the years ended April 30, 1998, 1997 and 1996, FServ received from the Prime Money Market Fund fees equal to $130,369, $148,946, and $125,748, respectively. For the years ended April 30, 1998, 1997 and 1996, FServ received from the U.S. Government Securities Fund fees equal to $59,058, $88,771, and $87,184, respectively. For the years ended April 30, 1998, 1997 and, 1996, FServ received from the Stock Fund fees equal to $71,317, $92,259, and $91,020, respectively. For the years ended April 30, 1998, 1997 and 1996, FServ received from the Small Company Stock Fund fees equal to $53,392, $71,963, and $72,034, respectively.

Custodian

For its service as custodian, Riggs Bank may receive an annual fee, payable monthly based upon the Funds' average aggregate daily net assets. In addition, Riggs Bank is reimbursed for its out-of-pocket expenses.

Transfer Agent, Dividend Disbursing Agent and Portfolio Accounting Services

Through its subsidiary Federated Shareholder Services Company, Pittsburgh, Pennsylvania, Federated Services Company is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. Federated Shareholder Services Company also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Funds.

Independent Auditors

The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal years ended April 30, 1998, 1997 and 1996, the Stock Fund paid total brokerage commissions of $245,522, $175,381, and $170,312, respectively. For the years ended April 30, 1998, 1997 and 1996, the Small Company Stock Fund paid total brokerage commissions of $107,288, $72,366, and $47,188, respectively.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

Purchasing Shares
Shares of the Funds are sold at their net asset value. Shares of the Funds are sold on days on which both the New York Stock Exchange and the Federal Reserve wire are open for business. The procedure for purchasing shares of the Funds is explained in the prospectus under "Investing in the Funds."

Distribution Plan and Shareholder Services Plan

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that shares of the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their respective investment objective. By identifying potential investors whose needs are served by a Fund's objective, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

By adopting the Shareholder Services Plan, the Trustees expect that the Funds will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the year ended April 30, 1998, payment in the amount of $30,652 was made pursuant to the Plan for Class R Shares of Prime Money Market Fund.

Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Riggs Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value
U.S. Treasury Money Market Fund and Prime Money Market Fund attempt to stabilize the value of their respective shares at $1.00. Net asset values of U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund generally change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus.

Determining Market Value of Securities

The market value of U.S. Government Securities Fund's, Stock Fund's, and Small Company Stock Fund's portfolio securities are determined as follows:

      o for equity securities, according to the last sale price on a national securities exchange, if available;

      o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

      o for unlisted equity securities, the latest bid prices;

      o for bonds and other fixed income securities, as determined by an independent pricing service;

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of less than 60 days, at the time of purchase, at amortized cost; or

      o for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Board of Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Use of the Amortized Cost Method

With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a- 7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective. Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles a Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

   Monitoring Procedures

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

   Investment Restrictions

      The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Board of Trustees, present minimal credit risk and that, if rated, meet minimum rating standards set forth in the Rule. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Funds will meet these same criteria and will have investment policies consistent with Rule 2a- 7. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 13 months can be purchased by a Fund.

      Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on a Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Redeeming Shares
Each Fund redeems shares at the next computed net asset value after Riggs Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Contingent Deferred Sales Charge

In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains; (2) shares held for more than five full years from the date of purchase; (3) Shares held for fewer than five years on a first-in, first-out basis.

Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Board of Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Tax Status
The Funds' Tax Status

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      o invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends received as cash or additional shares. With respect to the U.S. Treasury Money Market Fund, Prime Money Market Fund, and U.S. Government Securities Fund, no portion of any income dividend paid by a Fund is expected to be eligible for the dividends received deduction available to corporations. With respect to the Stock Fund and the Small Company Stock Fund, the dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to a particular fund if that fund were a regular corporation and to the extent designed by a fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

Capital Gains

Capital gains experienced by U.S. Treasury Money Market Fund and Prime Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason these Funds realize net long-term capital gains, such net long-term capital gains will be distributed at least once every 12 months.

With respect to U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund, long- term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

Total Return
The U.S. Government Securities Fund's average annual total returns for the one-year, five-year, and since inception (May 11, 1992) periods ended April 30, 1998 were 4.90%, 5.13% and 6.45%, respectively.

The Stock Fund's Class R Shares' average annual total returns for the one-year, five-year, and since inception (May 11, 1992) periods ended April 30, 1998 were 31.65%, 22.51% and 19.83%, respectively. The Small Company Stock Fund's Class R Shares' average annual total returns for the one- year and since inception (February 27, 1995) periods ended April 30, 1998, were 67.64% and 31.79%, respectively.

The Funds' average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly or quarterly, as applicable, reinvestment of all dividends and distributions.

Yield
The yield for the seven-day period ended April 30, 1998 for the Class Y Shares of U.S. Treasury Money Market Fund was 4.74%.

The yields for the seven-day period ended April 30, 1998 for the Class R Shares and Class Y Shares of Prime Money Market Fund were 4.76% and 5.01%, respectively.

The yield for the thirty-day period ended April 30, 1998 for the Class R Shares of U.S. Government Securities Fund was 5. 67%.

The yield for the thirty-day period ended April 30, 1998 for the Class R Shares of Stock Fund was 0.41%.

The yield for the thirty-day period ended April 30, 1998 for the Class R Shares of Small Company Stock Fund was 0.00%.

U.S. Treasury Money Market Fund and Prime Money Market Fund calculate yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

      o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o multiplying the base period return by 365/7.

The yield for U.S. Government Securities Fund, Stock Fund, and Small Company Stock Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty- day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Effective Yield
The effective yield for the seven-day period ended April 30, 1997 for the Class Y Shares of U.S. Treasury Money Market Fund was 4.85%.

The effective yields for the seven-day period ended April 30, 1997 for the Class R Shares and Class Y Shares of Prime Money Market Fund were 4.87% and 5.14%, respectively

The effective yield of U.S. Treasury Money Market Fund and Prime Money Market Fund is computed by compounding the unannualized base period return by:

      adding 1 to the base period return;

      raising the sum to the 365/7th power; and

      subtracting 1 from the result.

Performance Comparisons
Each Fund's performance depends upon such variables as:

      o portfolio quality;

      o average portfolio maturity;

      o type of instruments in which the portfolio is invested;

      o changes in interest rates on money market instruments in the case of U.S. Treasury Money Market Fund and Prime Money Market Fund, or changes in interest rates and market value of portfolio securities in the case of U.S. Government Securities Fund, Stock Fund and Small Company Stock Fund;

      o changes in each Fund's expenses; and

      o the relative amount of each Fund's cash flow.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Funds' portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Consumer Price Index (CPI) is the measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Many pension and employment contracts are tied to changes in consumer prices, as protection against inflation and reduced purchasing power. Among the CPI components are housing costs, food, transportation, and electricity. The CPI is also known as the cost-of-living index.

U.S. Treasury Money Market Fund:

      o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

      o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

      o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

Prime Money Market Fund:

      o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends, if any. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

      o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

U.S. Government Securities Fund:

      o Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

      o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

      o Lipper Analytical Services, Inc., ranks funds in various fund categories using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

      o Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage- Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.

      o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon- bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

o Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

Stock Fund:

      o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

      o Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock in these corporations. It also reports total sales for this group. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

      o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

Small Company Stock Fund:

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Russell 2000 Index--is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization stocks.

      o Standard & Poor's Small Stock Index, is a broadly diversified, unmanaged, index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales charge of the U.S. Government Securities Fund, Small Company Stock Fund or Stock Fund.

Financial Statements
The financial statements for the fiscal year ended April 30, 1998, are incorporated herein by reference to the Trust's Annual Report dated April 30, 1998 (File Nos. 33-40428 and 811-6309). A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

Appendix
Standard & Poor's Corporate Bond Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Standard and Poor's may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch IBCA, Inc. Corporate Bond Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "A1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) OR Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Standard & Poor's Commercial Paper Rating Definitions

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      o Leading market positions in well-established industries.

      o High rates of return on funds employed.

      o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch IBCA, Inc. Commercial Paper Rating Definitions

Plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category:

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.





PART C.   OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

     (a) Financial Statements: (1-5) Incorporated into the Statement of Additional Information by reference to Registrant's Annual Report dated April 30, 1998
     (b)  Exhibits:
              (1)  Conformed Copy of Declaration of Trust of the Registrant; (1)
                           (i) Conformed copy of Amendment No. 3 (dated
                 December 15, 1993) to Registrant's Declaration of Trust; (8)
              (ii) Conformed copy of Amendment No. 4 (dated
                 November 16, 1994) to Registrant's Declaration of Trust; (8)
             (iii) Conformed copy of Amendment No. 5 (dated
                 August 23, 1995) to Registrant's Declaration of Trust;(8)
          (2)  Copy of By-Laws of the Registrant;(1)
          (3)  Not applicable;
          (4) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument U.S. Treasury Money Market Fund, RIMCO Monument Bond
               Fund and RIMCO Monument Stock Fund;(2)
              (ii) Copy of Specimen Certificate for Shares of Beneficial
             Interest of RIMCO Monument Small Capitalization Equity Fund;(6)
             (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of RIMCO Monument Prime Money Market Fund - Class A Shares and Class B
               Shares; (8)
          (5) Conformed copy of Investment Advisory Contract of the Registrant and Exhibits A through E of the Investment Advisory Contract; (7)
          (6) Conformed copy of Distributor's Contract of the Registrant and Exhibits A and B thereto; (7)
     (i) Conformed copy of Exhibit C to Registrant's Distributor's Contract;(10)




 + All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 27, 1995. (File Nos. 33-40428 and 811-6309).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 26, 1997. (File Nos. 33-40428 and 811-6309).

          (7)  Not applicable;
          (8) Conformed copy of Custodian Agreement of the Registrant;(1) (i) Copy of Custodial Compensation;(11)
          (9) (i) Conformed copy of Transfer Agency and Service Agreement of the Registrant;(5) (ii) Conformed copy of Administrative Services
               Agreement; (5)
               (iii) Conformed copy of Shareholder Services Agreement;+ (iv) Conformed Copy of Shareholder Services Plan;+
         (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (9)
         (11)  Auditors' Consent;+
         (12)  Not applicable;
         (13)  Conformed copy of Initial Capital Understanding; (9)
         (14)  Not applicable;
         (15)  Conformed copy of Registrant's Rule 12b-1 Distribution Plan; (8)
               (i) Copy of Registrant's Rule 12b-1 Agreement; (8)
         (16)  Copy of Schedule for Computation of Fund Performance
               Data; (3)
         (17)  Copy of Financial Data Schedules;+
         (18) (i) Conformed copy of Registrant's Multiple Class Plan;(10) (ii) Conformed copy of Registrant's Multiple Class Plan,
                   As Amended, Effective May 16, 1996;(10)
              (iii) Form of Registrant's Multiple Class Plan, As Amemded July 1, 1998;+ (19) Conformed copy of Power of Attorney.+

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None


+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed May 9, 1991. (File Nos. 33-40428 and 811-6309).

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed August 26, 1992. (File Nos. 33-40428 and 811-6309).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 28, 1994. (File Nos. 33-40428 and 811-6309).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed October 10, 1995. (File Nos. 33-40428 and 811-6309).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 27, 1996. (File Nos. 33-40428 and 811-6309).

11.Response  is  incorporated   by  reference  to  Registrant's   Post-Effective
     Amendment No. 11 on Form N-1A filed April 24, 1998. (File Nos. 33-40428 and 811-6309).

Item 26.  Number of Holders of Securities:

                                              Number of Record Holders
          Title of Class                       as of June 22, 1998_____

    Shares of
    beneficial interest

RIMCO Monument Prime Money Market Fund
            (Class A)                                     1,203
            (Class B)                                      28
RIMCO Monument U.S. Treasury Money Market Fund            270
RIMCO Monument Bond Fund                                  282
RIMCO Monument Stock Fund                                 999
RIMCO Monument Small Capitalization Equity Fund           470
Item 27.  Indemnification: (2)

Item 28.  Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Management of Riggs Funds" in Part A. The business address of each of the Officers of the investment adviser is: Riggs Investment Management Corp., 800 17th Street, N.W., Washington, D.C. 20006-3950

The Officers and Directors of the Investment Adviser are:


                                                Other Substantial
                                                Business, Profession,
Name                   Position with Adviser    Vocation or Employment



Frederick L. Bollerer    Director - Board       President and Chief Executive
                                                Officer, Riggs Bank N.A.


Timothy C. Coughlin      Director - Board       President, Riggs National
                                                Corporation; Vice Chairman,
                                                Riggs Bank N.A.


Henry A. Dudley, Jr.     Director - Board       Senior Executive Vice President,
                                                Riggs & Co., a division of Riggs
                                                Bank N.A.

Lawrence                                        I. Hebert Director - Board
                                                Director, Riggs National
                                                Corporation, Riggs Bank N.A.,
                                                Riggs AP Bank Limited, Allied
                                                Capital II Corp.; President and
                                                Vice Chairman of Allbritton
                                                Communications and Perpetual
                                                Corporation and Westfield News
                                                Advertiser, Inc.

Timothy A. Lex           Director - Board       Executive Vice President and
                                                Chief Operating Officer, Riggs
                                                Bank N.A., President, Riggs &
                                                Co., a division of
                                                Riggs Bank N.A.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed July 19, 1991. (File Nos. 33-40428 and 811-6309).

David D. Addison         Director - Board       Senior Vice President and Trust
                                                Manager, Riggs Bank N.A.


Philip D. Tasho          Chairman of the Board  Executive Director, Riggs &
                         Directors, Chief       Co., a division of Riggs Bank
                         Executive              N.A.
                         Officer and Chief
                         Investment Officer

                                                Other Substantial
                                                Business, Profession,
Name                   Position with Adviser    Vocation or Employment



Clifford W. Dyhouse      Managing Director      Managing Director, Riggs & Co.,
                                                a division of Riggs Bank N.A.


Ronald A. Marsilia       President and Chief    Managing Director, Riggs &
                         Operating Officer and  Co., a division of Riggs
                         Director - Board       Bank N.A.


Timothy M. Williams      Treasurer and Director Managing Director, Riggs &
                         of Compliance          Co., a division of Riggs
                                                Bank N.A.


Brian T. Shevlin         Managing Director -    Managing Director, Riggs & Co.,
                         Fixed Income           a division of Riggs Bank N.A.
                         Management


Bruce K. Holmquist       Director - Fixed       Director, Riggs & Co., a
                         Income Management      division of Riggs Bank N.A.


Owen B. Burman           Assistant Director -   Director, Riggs & Co., a
                         Equity Research        division of Riggs Bank N.A.


Sean C. Fallon           Director -             Director, Riggs & Co., a
                         Performance & Fixed    division of Riggs Bank N.A.
                         Income Research


Rainier D. Flores        Assistant Director -   Banking Officer, Riggs Bank
                         Operations             N.A.


Thomas E. Bidinger       Assistant Director - Assistant Director, Riggs &
                         Performance          Co., a division of Riggs Bank N.A.


Mary Pinckney P. Wood    Assistant Director     Assistant Director, Riggs & Co.,
                                                a division of Riggs Bank N.A.


Kathleen B. Newman       Director - Client      Director, Riggs & Co., a
                         Services               division of Riggs Bank N.A.


Danna Maller             Assistant Director -   Assistant Director, Riggs &
                         Marketing              Co., a division of Riggs
                                                Bank N.A.

Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward
     D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
     Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

Richard B. Fisher               Director, Chairman, Chief    Vice President
Federated Investors Tower       Executive Officer, Chief
Pittsburgh, PA 15222-3779       Operating Officer, Asst.
                                Secretary, and Asst.
                                Treasurer, Federated
                                Securities Corp.

Edward C. Gonzales              Director, Executive Vice     President,
Federated Investors Tower       President, Federated,        Treasurer, and
Pittsburgh, PA 15222-3779       Securities Corp.             Trustee

Thomas R. Donahue               Director, Assistant Secretary,    --
Federated Investors Tower       Assistant Treasurer
Pittsburgh, PA 15222-3779       Federated Securities Corp.

John B. Fisher                  President-Institutional Sales,    --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                   President-Broker/Dealer,          --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer              Executive Vice President of       --
Federated Investors Tower       Bank/Trust, Federated
Pittsburgh, PA 15222-3779       Securities Corp.

David M. Taylor                 Executive Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                   Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                 Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                  Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.            Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives            Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton               Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

James M. Heaton                 Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                     Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV             Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion              Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                Senior Vice President,            --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                 Vice President, Secretary,        --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis        Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

G. Michael Cullen               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher             Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales             Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                   Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

J. Michael Miller               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager          Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                     Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck            Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                 Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart              Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Underwriter         With Registrant

William C. Tustin               Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                  Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski           Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                Vice President,                   --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                 Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                   Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings            Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka             Assistant Vice President,         --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                   Treasurer,                        --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                 Assistant Secretary,              --
Federated Investors Tower       Federated Securities Corp.
Pittsburgh, PA 15222-3779

            (c)  Not applicable.

Item 30.  Location of Accounts and Records:
           All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

           Registrant                       Federated Investors Tower
                                            Pittsburgh, PA  15222-3779

           Federated Services Company       Federated Investors Tower
           ("Transfer Agent, Dividend       Pittsburgh, PA  15222-3779
           Disbursing Agent and Portfolio
           Recordkeeper")

           Federated Administrative         Federated Investors Tower
            Services                        Pittsburgh, PA  15222-3779
           ("Administrator")

           Riggs Investment Management      800 17th Street, N.W.
           Corp. ("Adviser")                Washington, D.C. 20006-3950

           Riggs Bank N.A.                  RIMCO Funds
           ("Custodian")                    1120 Vermont Avenue, N.W.
                                            Washington, D.C. 20005-3598

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

           Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

           Registrant hereby undertakes to furnish to each person to whom a prospectus for the Riggs Stock Fund, Riggs Small Company Stock Fund, or the Riggs U.S. Government Securities Fund is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RIGGS FUNDS (formerly, RIMCO Monument Funds), certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of June, 1998.

                                   RIGGS FUNDS
                        (formerly, RIMCO MONUMENT FUNDS)

                  BY: /s/C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  June 29, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/C. Grant Anderson
    C. Grant Anderson             Attorney In Fact          June 29, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President, Treasurer
                                  and Trustee
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee
Nicholas P. Constantakis          Trustee
John T. Conroy, Jr.*              Trustee
William J. Copeland*              Trustee
James E. Dowd*                    Trustee
Lawrence D. Ellis, M.D.*          Trustee
Edward L. Flaherty, Jr.*          Trustee
Peter E. Madden*                  Trustee
John E. Murray, Jr.*              Trustee
Wesley W. Posvar*                 Trustee
Marjorie P. Smuts*                Trustee
* By Power of Attorney